File No. 333-74081

               SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549-1004

                         POST-EFFECTIVE
                         AMENDMENT NO. 3

                               TO
                            FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

                             FT 336
          AMERICA'S LEADING BRANDS FLEXPORTFOLIO SERIES
                   ENERGY FLEXPORTFOLIO SERIES
             FINANCIAL SERVICES FLEXPORTFOLIO SERIES
                  INTERNET FLEXPORTFOLIO SERIES
               PHARMACEUTICAL FLEXPORTFOLIO SERIES
                 TECHNOLOGY FLEXPORTFOLIO SERIES
                      (Exact Name of Trust)

                   FIRST TRUST PORTFOLIOS L.P.
                    (Exact Name of Depositor)

                      1001 Warrenville Road
                     Lisle, Illinois  60532

  (Complete address of Depositor's principal executive offices)


          FIRST TRUST PORTFOLIOS L.P.    CHAPMAN AND CUTLER
          Attn:  James A. Bowen          Attn:  Eric F. Fess
          1001 Warrenville Road          111 West Monroe Street
          Lisle, Illinois  60532         Chicago, Illinois  60603

        (Name and complete address of agents for service)

It is proposed that this filing will become effective (check appropriate box)

:    :  immediately upon filing pursuant to paragraph (b)
:  x :  June 28, 2002
:    :  60 days after filing pursuant to paragraph (a)
:    :  on (date) pursuant to paragraph (a) of rule (485 or 486)



                                     FT 336
                  AMERICA'S LEADING BRANDS FLEXPORTFOLIO SERIES
                                  19,513 UNITS





PROSPECTUS
Part One
Dated June 28, 2002

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 336, America's Leading Brands FlexPortfolio Series (the "Trust") is a Unit investment trust consisting of a portfolio containing common stocks of companies considered to be leaders in their industries. At May 16, 2002, each Unit represented a 1/19,513 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P. (formerly, Nike Securities L.P.), in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding. At May 16, 2002, the Public Offering Price per Unit was $8.827 (see "Public Offering" in Part Two). The minimum purchase is $1,000.

        Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------

          FIRST TRUST PORTFOLIOS L.P. (FORMERLY, NIKE SECURITIES L.P.)
                                     Sponsor

                                     FT 336
                  AMERICA'S LEADING BRANDS FLEXPORTFOLIO SERIES
               SUMMARY OF ESSENTIAL INFORMATION AS OF MAY 16, 2002
      Sponsor: First Trust Portfolios L.P. (formerly, Nike Securities L.P.)
                      Evaluator: First Trust Advisors L.P.
                          Trustee: JPMorgan Chase Bank


GENERAL INFORMATION

Number of Units                                                         19,513
Fractional Undivided Interest in the Trust per Unit                   1/19,513
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                     $171,766
   Aggregate Value of Securities per Unit                               $8.803
   Income and Principal cash (overdraft) in the Portfolio                 $476
   Income and Principal cash (overdraft) per Unit                        $.024
   Public Offering Price per Unit                                       $8.827
Redemption Price and Sponsor Repurchase Price per Unit                  $8.827

Date Trust Established                                           April 7, 1999
Mandatory Termination Date                                       April 7, 2004
Evaluator's Annual Fee: $.0030 per Unit. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (generally 4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per Unit annually.
Administrative expenses payable to the Sponsor: Maximum of $.0015 per Unit annually.
Trustee's Annual Fee:  $.0095 per Unit.
Sponsor Retention Fee: Accrued at the daily rate of $.00013721 per Unit, or approximately $.05 per Unit annually.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A Unit holder who owns at least 1,000 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 336,
America's Leading Brands FlexPortfolio Series


We have audited the statement of assets and liabilities of FT 336, America's Leading Brands FlexPortfolio Series (the "Trust"), including the schedule of investments, as of February 28, 2002, and the related statements of operations and of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits. The Trust's financial statements for the period from April 7, 1999 (Initial Date of Deposit) to February 29, 2000, were audited by other auditors whose report, dated June 9, 2000, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2002, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 336, America's Leading Brands FlexPortfolio Series, at February 28, 2002, and the results of its operations and changes in its net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Chicago, Illinois
June 14, 2002

                                     FT 336
                  AMERICA'S LEADING BRANDS FLEXPORTFOLIO SERIES

                       STATEMENT OF ASSETS AND LIABILITIES

                                February 28, 2002




ASSETS

Securities, at fair value (cost, $186,506)                            $179,665
Dividends receivable                                                       243
Cash                                                                       992
                                                                      --------
TOTAL ASSETS                                                          $180,900
                                                                      ========


LIABILITIES AND NET ASSETS

Accrued liabilities                                                    $   840
                                                                       -------


Net assets, applicable to 21,167 outstanding units
      of fractional undivided interest:
   Cost of Trust assets                                                186,506
   Net unrealized appreciation (depreciation)                           (6,841)
   Distributable funds (deficit)                                           973
   Less organization costs                                                (578)
                                                                       -------
                                                                       180,060
                                                                       -------

TOTAL LIABILITIES AND NET ASSETS                                      $180,900
                                                                      ========

Net asset value per unit                                                $8.507
                                                                        ======



See notes to financial statements.

                                     FT 336
                  AMERICA'S LEADING BRANDS FLEXPORTFOLIO SERIES

                             SCHEDULE OF INVESTMENTS

                                February 28, 2002


     Number of                                                          Fair
      Shares        Name of Issuer of Equity Securities (1)             Value

                    APPAREL - 7%
                    -------
       284          Jones Apparel Group, Inc.                          $10,127
       243          Tommy Hilfiger Corporation                           3,186

                    AUTO AND TRANSPORTATION - 2%
                    -----------------------
       145          Ford Motor Company                                   2,158
        19          Visteon Corp.                                          269

                    BEVERAGES - 15%
                    ---------
       204          Anheuser-Busch Companies, Inc.                      10,373
       143          The Coca-Cola Company                                6,777
       206          PepsiCo, Inc.                                       10,403

                    ENTERTAINMENT - 4%
                    -------------
       279          The Walt Disney Company                              6,417

                    FOOD - 18%
                    ----
       207          Campbell Soup Company                                5,535
       183          H.J. Heinz Company                                   7,461
       164          Hershey Foods Corporation                           11,587
       361          Sara Lee Corporation                                 7,552

                    HOUSEHOLD PRODUCTS - 13%
                    ------------------
       149          The Clorox Company                                   6,525
       165          Colgate-Palmolive Company                            9,237
        85          The Proctor & Gamble Company                         7,207

                    PHARMACEUTICALS - 13%
                    ---------------
       132 (3)      Bristol-Myers Squibb Company                         6,204
       178 (2)      Johnson & Johnson                                   10,840
       152          Schering-Plough Corporation                          5,242
        13 (3)      Zimmer Holdings, Inc.                                  465

                    RECREATION - 11%
                    ----------
       173          Carnival Corporation                                 4,721
       296          Harley-Davidson, Inc.                               15,173

                    RESTAURANTS - 9%
                    -----------
       185          McDonald's Corporation                               4,829
       475 (2)      Starbucks Corporation                               10,930

                    RETAIL - 1%
                    ------
       188          The Gap, Inc.                                        2,250

                    TECHNOLOGY - 5%
                    ----------
       235          Intel Corporation                                    6,709
       162          Xerox Corporation                                    1,573

                    TOILETRIES/COSMETICS - 3%
                    --------------------
       173          The Gillette Company                                 5,915
                                                                       -------
                    Total investments (total cost $186,506) - 101%    $179,665
                                                                      ========

                                     FT 336
                  AMERICA'S LEADING BRANDS FLEXPORTFOLIO SERIES

                       SCHEDULE OF INVESTMENTS (continued)

                                February 28, 2002






(1)  Percentages are calculated based on net assets.

(2)  The number of shares reflects the effect of a two for one stock split.

(3) In August 2001, Bristol-Myers Squibb Company ("Bristol-Myers"), one of the Trust's original holdings, spun off Zimmer Holdings, Inc. ("Zimmer"). Each shareholder of Bristol-Myers received .10 shares of Zimmer for each share of Bristol-Myers held.
























See notes to financial statements.

                                     FT 336
                  AMERICA'S LEADING BRANDS FLEXPORTFOLIO SERIES

                            STATEMENTS OF OPERATIONS




                                                                                  Period from
                                                                                 April 7, 1999
                                                                               (Initial Date of
                                                   Year ended February 28,        Deposit) to
                                                                                 February 29,
                                                   2002              2001            2000


Dividend income                                   $2,524            $3,546            $1,630

Expenses:
   Trustee and other service fees                   (573)             (647)             (124)
   Evaluator's fees                                  (59)             (111)              (33)
   Supervisory fees                                  (76)             (134)              (43)
   Administrative fees                               (28)              (55)              (17)
   Sponsor retention fee                          (1,325)           (1,290)             (675)
   Tax reporting fee                              (1,083)                -                 -
   Other expenses                                   (311)              (90)                -
                                                  ------------------------------------------
   Total expenses                                 (3,455)           (2,327)             (892)
                                                  ------------------------------------------
      Investment income (loss) - net                (931)            1,219               738

Net gain (loss) on investments:
   Net realized gain (loss)                       (2,048)            5,268                 -
   Change in net unrealized appreciation
      (depreciation)                              (4,331)           23,804           (26,313)
                                                  ------------------------------------------
                                                  (6,379)           29,072           (26,313)
                                                  ------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                     $(7,310)          $30,291          $(25,575)
                                                 ===========================================



See notes to financial statements.

                                     FT 336
                  AMERICA'S LEADING BRANDS FLEXPORTFOLIO SERIES

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  Period from
                                                                                 April 7, 1999
                                                     Year ended February 28,   (Initial Date of
                                                                                  Deposit) to
                                                   2002              2001      February 29, 2000

Net increase (decrease) in net assets
      resulting from operations:
   Investment income (loss) - net                  $(931)           $1,219              $738
   Net realized gain (loss) on investments        (2,048)            5,268                 -
   Change in net unrealized appreciation
      (depreciation) on investments               (4,331)           23,804           (26,313)
                                                  ------------------------------------------
   Net increase (decrease) in net assets
      resulting from operations                   (7,310)           30,291           (25,575)
                                                  ------------------------------------------

Units issued                                       1,602           184,399            23,472
   Organization costs                               (240)                -                 -
                                                  ------------------------------------------
   Total                                           1,362           184,399            23,472

Unit redemptions                                 (33,213)         (139,019)                -

Distributions to unit holders:
   Investment income - net                        (2,275)           (1,323)             (486)
   Principal from investment transactions              -                 -                 -
                                                  ------------------------------------------
      Total distributions                         (2,275)           (1,323)             (486)
                                                 -------------------------------------------
Total increase (decrease) in net assets          (41,436)           74,348            (2,589)

Net assets:
   Beginning of the period                       221,496           147,148           149,737
                                                --------------------------------------------
   End of the period                            $180,060          $221,496          $147,148
                                                ============================================
Distributable funds (deficit) at end
   of the period                                   $973            $6,001             $(252)
                                                   =========================================
Trust units:
   Beginning of the period                        25,019            18,099            15,007
   Issued                                            192            22,633             3,092
   Redemptions                                    (4,044)          (15,713)                -
                                                  ------------------------------------------
   End of the period                              21,167            25,019            18,099
                                                  ==========================================


See notes to financial statements.

                                     FT 336
                  AMERICA'S LEADING BRANDS FLEXPORTFOLIO SERIES

                          NOTES TO FINANCIAL STATEMENTS




1.    Organization

FT 336, America's Leading Brands FlexPortfolio Series (the "Trust") is a Unit investment trust consisting of a portfolio containing common stocks of companies considered to be leaders in their industries.


2.    Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of Nike Securities L.P. (the "Sponsor").

Dividend income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0095 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

Sponsor retention - The Sponsor retention is paid to the Sponsor and accrues at the daily rate of $.00013721 per unit, or approximately $.05 per unit annually. Units redeemed are not subject to any remaining unaccrued Sponsor retention payments at the time of redemption.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $578 have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Revised Audit and Accounting Guide - As required, effective March 1, 2001, the Trust adopted the appropriate provisions of the revised AICPA Audit and Accounting Guide, "Audits of Investment Companies." The adoption of these provisions had no impact on net assets or net asset value per unit. Additional required disclosures have been presented on a prospective basis.

Reclassification - Certain amounts in the prior periods have been reclassified to conform to the current year presentation.


3.    Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at February 28, 2002 follows:

         Unrealized depreciation              $(33,866)
         Unrealized appreciation                27,025
                                              --------
                                               $(6,841)
                                               =======


4.    Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.


                                                                                  Period from
                                                                                 April 7, 1999
                                                                               (Initial Date of
                                                   Year ended February 28,        Deposit) to
                                                                                 February 29,
                                                   2002            2001              2000


Dividend income                                   $.115           $.118             $.108
Expenses                                          (.157)          (.078)            (.059)
                                                  ---------------------------------------
      Investment income (loss) - net              (.042)           .040              .049

Distributions to unit holders:
   Investment income - net                        (.103)          (.044)            (.032)
   Principal from investment transactions            -                -                 -

Net gain (loss) on investments                    (.201)           .727            (1.865)
                                                  ---------------------------------------
      Total increase (decrease) in net assets     (.346)           .723            (1.848)

Net assets:
   Beginning of the period                        8.853           8.130             9.978
                                                 ----------------------------------------

   End of the period                             $8.507          $8.853            $8.130
                                                 ========================================

Total return                                     (2.74)%
Ratio of total expenses to average net assets     1.81%
Ratio of net investment income (loss) to
   average net assets                            (0.48)%


                                     FT 336
                  AMERICA'S LEADING BRANDS FLEXPORTFOLIO SERIES

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


             SPONSOR:               First Trust Portfolios L.P. (formerly,
                                    Nike Securities L.P.)
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

             TRUSTEE:               JPMorgan Chase Bank
                                    4 Chase MetroTech Center, 3rd Floor
                                    Brooklyn, New York  11245

             LEGAL COUNSEL          Chapman and Cutler
             TO SPONSOR:            111 West Monroe Street
                                    Chicago, Illinois  60603

             LEGAL COUNSEL          Carter, Ledyard & Milburn
             TO TRUSTEE:            2 Wall Street
                                    New York, New York  10005

             INDEPENDENT            Deloitte & Touche LLP
             AUDITORS:              180 North Stetson Avenue
                                    Chicago, Illinois  60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 336
                           ENERGY FLEXPORTFOLIO SERIES
                                  10,931 UNITS






PROSPECTUS
Part One
Dated June 28, 2002

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 336, Energy FlexPortfolio Series (the "Trust") is a Unit investment trust consisting of a portfolio containing common stocks of energy companies. At May 16, 2002, each unit represented a 1/10,931 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P. (formerly, Nike Securities L.P.), in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding. At May 16, 2002, the Public Offering Price per Unit was $16.401 (see "Public Offering" in Part Two). The minimum purchase is $1,000.

        Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------
          FIRST TRUST PORTFOLIOS L.P. (FORMERLY, NIKE SECURITIES L.P.)
                                     Sponsor

                                     FT 336
                           ENERGY FLEXPORTFOLIO SERIES
               SUMMARY OF ESSENTIAL INFORMATION AS OF MAY 16, 2002
      Sponsor: First Trust Portfolios L.P. (formerly, Nike Securities L.P.)
                      Evaluator: First Trust Advisors L.P.
                          Trustee: JPMorgan Chase Bank



GENERAL INFORMATION


Number of Units                                                         10,931
Fractional Undivided Interest in the Trust per Unit                   1/10,931
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                     $179,112
   Aggregate Value of Securities per Unit                              $16.386
   Income and Principal cash (overdraft) in the Portfolio                 $169
   Income and Principal cash (overdraft) per Unit                        $.015
   Public Offering Price per Unit                                      $16.401
Redemption Price and Sponsor Repurchase Price per Unit                 $16.401

Date Trust Established                                           April 7, 1999
Mandatory Termination Date                                       April 7, 2004
Evaluator's Annual Fee: $.0030 per Unit. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (generally 4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per Unit annually.
Administrative expenses payable to the Sponsor: Maximum of $.0015 per Unit annually.
Trustee's Annual Fee:  $.0095 per Unit.
Sponsor Retention Fee: Accrued at the daily rate of $.00013721 per Unit, or approximately $.05 per Unit annually.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A Unit holder who owns at least 1,000 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 336,
Energy FlexPortfolio Series


We have audited the statement of assets and liabilities of FT 336, Energy FlexPortfolio Series (the "Trust"), including the schedule of investments, as of February 28, 2002, and the related statements of operations and of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits. The Trust's financial statements for the period from April 7, 1999 (Initial Date of Deposit) to February 29, 2000, were audited by other auditors whose report, dated June 9, 2000, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2002, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 336, Energy FlexPortfolio Series, at February 28, 2002, and the results of its operations and changes in its net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
Chicago, Illinois
June 14, 2002

                                     FT 336
                           ENERGY FLEXPORTFOLIO SERIES

                       STATEMENT OF ASSETS AND LIABILITIES

                                February 28, 2002




ASSETS

Securities, at fair value (cost, $179,423)                            $157,169
Dividends receivable                                                       228
Cash                                                                        43
                                                                      --------
TOTAL ASSETS                                                          $157,440
                                                                      ========


LIABILITIES AND NET ASSETS

Accrued liabilities                                                    $ 2,135
                                                                       -------


Net assets, applicable to 10,931 outstanding units
      of fractional undivided interest:
   Cost of Trust assets                                                179,423
   Net unrealized appreciation (depreciation)                          (22,254)
   Distributable funds (deficit)                                        (1,333)
   Less organization costs                                                (531)
                                                                       -------
                                                                       155,305
                                                                       -------

TOTAL LIABILITIES AND NET ASSETS                                      $157,440
                                                                      ========

Net asset value per unit                                               $14.208
                                                                       =======



See notes to financial statements.

                                     FT 336
                           ENERGY FLEXPORTFOLIO SERIES

                             SCHEDULE OF INVESTMENTS

                                February 28, 2002



     Number of                                                                          Fair
      Shares          Name of Issuer of Equity Securities (1)                           Value


                      OIL AND GAS - DRILLING - 35%
                      ----------------------
       146            Diamond Offshore Drilling, Inc.                                   $4,230
       344            ENSCO International, Inc.                                          8,762
       254            GlobalSantaFe Corporation                                          7,023
                      (formerly, Santa Fe International Corporation)
       245            Nabors Industries, Inc.                                            8,690
       270            Noble Drilling Corporation                                         9,512
       613            Transocean Sedco Forex, Inc.                                      17,170

                      OIL AND GAS - EXPLORATION AND PRODUCTION - 9%
                      ----------------------------------------
       262            The Houston Exploration Company                                    8,214
       152            Noble Affiliates, Inc.                                             5,502

                      OIL-FIELD SERVICES - 33%
                      ------------------
       425 (2)        BJ Services Company                                               14,089
       135            Cooper Cameron Corporation                                         6,062
       435            Global Industries, Ltd.                                            3,872
       174            Grant Prideco, Inc.                                                2,177
       310            Petroleum Geo-Services ASA (ADR)                                   1,683
        73            Schlumberger Ltd.                                                  4,249
       185            Tidewater, Inc.                                                    7,211
       318            Veritas DGC, Inc.                                                  4,392
       163            Weatherford International, Inc.                                    7,514

                      OIL-INTEGRATED - 24%
                      --------------
        91            BP Amoco Plc (ADR)                                                 4,509
       109 (3)        ChevronTexaco Corporation (formerly, Chevron Corporation)          9,204
        66            ENI SpA (ADR)                                                      4,586
       115 (2)        Exxon Mobil Corporation                                            4,750
        85            Royal Dutch Petroleum Company                                      4,366
        71            Total Fina ELF SA (ADR)                                            5,222
       152            Marathon Oil Corporation (formerly, USX-Marathon Group)            4,180
                                                                                        ------

                      Total investments (total cost $179,423) - 101%                  $157,169
                                                                                      ========


                                     FT 336
                           ENERGY FLEXPORTFOLIO SERIES

                       SCHEDULE OF INVESTMENTS (continued)

                                February 28, 2002






(1)     Percentages are calculated based on net assets.

(2)     The number of shares reflects the effect of a two for one stock split.

(3) In October 2001, Texaco, Inc. ("Texaco"), one of the Trust's original holdings, was acquired by Chevron Corporation ("Chevron"), also one of the Trust's original holdings. Each shareholder of Texaco received .77 shares of Chevron for each share of Texaco held. Concurrently, Chevron changed its name to ChevronTexaco Corporation.























See notes to financial statements.

                                     FT 336
                           ENERGY FLEXPORTFOLIO SERIES

                            STATEMENTS OF OPERATIONS




                                                                                  Period from
                                                                                 April 7, 1999
                                                                               (Initial Date of
                                                   Year ended February 28,        Deposit) to
                                                                                 February 29,
                                                   2002              2001            2000


Dividend income (net of foreign taxes withheld
   of $162 in 2002)                               $1,863            $6,076            $1,648

Expenses:
   Trustee and other service fees                   (617)           (1,177)             (117)
   Evaluator's fees                                  (69)             (198)              (32)
   Supervisory fees                                 (103)             (251)              (41)
   Administrative fees                               (38)             (106)              (16)
   Sponsor retention fee                          (1,050)           (1,513)             (638)
   Tax reporting fee                              (2,500)                -                 -
   Other expenses                                   (195)              (72)                -
                                                  ------------------------------------------
   Total expenses                                 (4,572)           (3,317)             (844)
                                                  ------------------------------------------
      Investment income (loss) - net              (2,709)            2,759               804

Net gain (loss) on investments:
   Net realized gain (loss)                       (4,720)          154,229                 -
   Change in net unrealized appreciation
      (depreciation)                             (67,321)          (11,311)           56,378
                                                 -------------------------------------------
                                                 (72,041)          142,918            56,378
                                                 -------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                    $(74,750)         $145,677           $57,182
                                                ============================================


See notes to financial statements.

                                     FT 336
                           ENERGY FLEXPORTFOLIO SERIES

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  Period from
                                                                                 April 7, 1999
                                                   Year ended February 28,     (Initial Date of
                                                                                  Deposit) to
                                                   2002              2001      February 29, 2000
Net increase (decrease) in net assets
      resulting from operations:
   Investment income (loss) - net                $(2,709)           $2,759              $804
   Net realized gain (loss) on investments        (4,720)          154,229                 -
   Change in net unrealized appreciation
      (depreciation) on investments              (67,321)          (11,311)           56,378
                                                 -------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                     (74,750)          145,677            57,182
                                                 -------------------------------------------

Units issued                                         762         1,420,346                 -
   Organization costs                               (196)                -                 -
                                                    ----------------------------------------
   Total                                             566         1,420,346                 -

Unit redemptions                                (139,758)       (1,397,757)                -

Distributions to unit holders:
   Investment income - net                        (1,745)           (2,316)             (627)
   Principal from investment transactions              -                 -                 -
                                                --------------------------------------------
   Total distributions                            (1,745)           (2,316)             (627)
                                                --------------------------------------------
Total increase (decrease) in net assets         (215,687)          165,950            56,555

Net assets:
   Beginning of the period                       370,992           205,042           148,487
                                                --------------------------------------------
   End of the period                            $155,305          $370,992          $205,042
                                                ============================================
Distributable funds (deficit) at
   end of the period                              $(1,333)          $3,534              $177
                                                  ==========================================
Trust units
   Beginning of the period                        19,930            14,315            14,315
   Issued                                             48            81,820                 -
   Redemptions                                    (9,047)          (76,205)                -
                                                  ------------------------------------------
   End of the period                              10,931            19,930            14,315
                                                  ==========================================


See notes to financial statements.

                                     FT 336
                           ENERGY FLEXPORTFOLIO SERIES

                          NOTES TO FINANCIAL STATEMENTS





1.    Organization

FT 336, Energy FlexPortfolio Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of energy companies.

2.    Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of Nike Securities L.P. (the "Sponsor").

Dividend income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0095 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

Sponsor retention - The Sponsor retention is paid to the Sponsor and accrues at the daily rate of $.00013721 per unit, or approximately $.05 per unit annually. Units redeemed are not subject to any remaining unaccrued Sponsor retention payments at the time of redemption.

Organization costs - The Public Offering Price paid by unit holders includes an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $531, have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Revised Audit and Accounting Guide - As required, effective March 1, 2001, the Trust adopted the appropriate provisions of the revised AICPA Audit and Accounting Guide, "Audits of Investment Companies." The adoption of these provisions had no impact on net assets or net asset value per unit. Additional required disclosures have been presented on a prospective basis.

Reclassification - Certain amounts in the prior periods have been reclassified to conform to the current year presentation.


3.    Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at February 28, 2002 follows:


         Unrealized depreciation                   $(31,013)
         Unrealized appreciation                      8,759
                                                   --------
                                                   $(22,254)
                                                   ========


4.    Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.


                                                                                  Period from
                                                                                 April 7, 1999
                                                                               (Initial Date of
                                                   Year ended February 28,        Deposit) to
                                                                                 February 29,
                                                   2002            2001              2000


Dividend income                                   $.116           $.169             $.115
Expenses                                          (.285)          (.092)            (.059)
                                                  ---------------------------------------
      Investment income (loss) - net              (.169)           .077              .056

Distributions to unit holders:
   Investment income - net                        (.102)          (.061)            (.044)
   Principal from investment transactions            -                -                 -

Net gain (loss) on investments                   (4.136)          4.275             3.939
                                                 ----------------------------------------
      Total increase (decrease) in net assets    (4.407)          4.291             3.951

Net assets:
   Beginning of the period                       18.615          14.324            10.373
                                                -----------------------------------------

   End of the period                            $14.208         $18.615           $14.324
                                                =========================================

Total return                                    (23.13)%
Ratio of total expenses to average net assets     1.74%
Ratio of net investment income (loss) to
   average net assets                            (1.03)%


                                     FT 336
                           ENERGY FLEXPORTFOLIO SERIES

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


             SPONSOR:               First Trust Portfolios L.P. (formerly,
                                    Nike Securities L.P.)
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

             TRUSTEE:               JPMorgan Chase Bank
                                    4 Chase MetroTech Center, 3rd Floor
                                    Brooklyn, New York  11245

             LEGAL COUNSEL          Chapman and Cutler
             TO SPONSOR:            111 West Monroe Street
                                    Chicago, Illinois  60603

             LEGAL COUNSEL          Carter, Ledyard & Milburn
             TO TRUSTEE:            2 Wall Street
                                    New York, New York  10005

             INDEPENDENT            Deloitte & Touche LLP
             AUDITORS:              180 North Stetson Avenue
                                    Chicago, Illinois  60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 336
                     FINANCIAL SERVICES FLEXPORTFOLIO SERIES
                                  63,171 UNITS





PROSPECTUS
Part One
Dated June 28, 2002

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 336, Financial Services FlexPortfolio Series (the "Trust") is a Unit investment trust consisting of a portfolio containing common stocks of banks and thrifts, insurance companies, and investment firms. At May 16, 2002, each Unit represented a 1/63,171 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P. (formerly, Nike Securities L.P.), in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding. At May 16, 2002, the Public Offering Price per Unit was $10.592 (see "Public Offering" in Part Two). The minimum purchase is $1,000.

        Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------
          FIRST TRUST PORTFOLIOS L.P. (FORMERLY, NIKE SECURITIES L.P.)
                                     Sponsor

                                     FT 336
                     FINANCIAL SERVICES FLEXPORTFOLIO SERIES
               SUMMARY OF ESSENTIAL INFORMATION AS OF MAY 16, 2002
      Sponsor: First Trust Portfolios L.P. (formerly, Nike Securities L.P.)
                      Evaluator: First Trust Advisors L.P.
                          Trustee: JPMorgan Chase Bank



GENERAL INFORMATION


Number of Units                                                         63,171
Fractional Undivided Interest in the Trust per Unit                   1/63,171
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                     $664,952
   Aggregate Value of Securities per Unit                              $10.526
   Income and Principal cash (overdraft) in the Portfolio               $4,150
   Income and Principal cash (overdraft) per Unit                        $.066
   Public Offering Price per Unit                                      $10.592
Redemption Price and Sponsor Repurchase Price per Unit                 $10.592

Date Trust Established                                           April 7, 1999
Mandatory Termination Date                                       April 7, 2004
Evaluator's Annual Fee: $.0030 per Unit. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (generally 4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per Unit annually.
Administrative expenses payable to the Sponsor: Maximum of $.0015 per Unit annually.
Trustee's Annual Fee:  $.0095 per Unit.
Sponsor Retention Fee: Accrued at the daily rate of $.00013721 per Unit, or approximately $.05 per Unit annually.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A Unit holder who owns at least 1,000 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 336,
Financial Services FlexPortfolio Series


We have audited the statement of assets and liabilities of FT 336, Financial Services FlexPortfolio Series (the "Trust"), including the schedule of investments, as of February 28, 2002, and the related statements of operations and of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits. The Trust's financial statements for the period from April 7, 1999 (Initial Date of Deposit) to February 29, 2000, were audited by other auditors whose report, dated June 9, 2000, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2002, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 336, Financial Services FlexPortfolio Series, at February 28, 2002, and the results of its operations and changes in its net assets for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
Chicago, Illinois
June 14, 2002

                                     FT 336
                     FINANCIAL SERVICES FLEXPORTFOLIO SERIES

                       STATEMENT OF ASSETS AND LIABILITIES

                                February 28, 2002





ASSETS

Securities, at fair value (cost, $546,110)                           $620,474
Dividends receivable                                                      793
Cash                                                                    3,454
                                                                     --------
TOTAL ASSETS                                                         $624,721
                                                                     ========


LIABILITIES AND NET ASSETS

Accrued liabilities                                                  $  2,673
                                                                     --------


Net assets, applicable to 64,823 outstanding units
      of fractional undivided interest:
   Cost of Trust assets                                               546,110
   Net unrealized appreciation (depreciation)                          74,364
   Distributable funds (deficit)                                        2,151
   Less organization costs                                               (577)
                                                                      -------
                                                                      622,048
                                                                      -------

TOTAL LIABILITIES AND NET ASSETS                                     $624,721
                                                                     ========

Net asset value per unit                                               $9.596
                                                                       ======



See notes to financial statements.

                                     FT 336
                     FINANCIAL SERVICES FLEXPORTFOLIO SERIES

                             SCHEDULE OF INVESTMENTS

                                February 28, 2002


     Number                                                                             Fair
    of Shares         Name of Issuer of Equity Securities (1)                           Value

                      BANKS AND THRIFTS - 27 %
                      -----------------
       293            Bank of America Corporation                                      $18,737
       371            Bank One Corporation                                              13,297
       813 (2)        Charter One Financial, Inc.                                       24,764
       551            Fleet Boston Financial Corporation                                18,392
       398 (5)        J.P. Morgan Chase & Co.                                           11,641
       759            U.S. Bancorp                                                      15,825
       383            Wachovia Corporation (formerly, First Union Corporation)          12,727
       803 (4)        Washington Mutual, Inc.                                           26,122
       549            Wells Fargo Company                                               25,748

                      FINANCIAL SERVICES - 27%
                      ------------------
       491            American Express Company                                          17,897
       391            Capital One Financial Corporation                                 19,264
       617            Citigroup, Inc.                                                   27,919
       552            Countrywide Credit Industries, Inc.                               22,660
       301            Fannie Mae                                                        23,553
       444            Household International, Inc.                                     22,866
       935            MBNA Corporation                                                  32,426

                      INSURANCE - 28%
                      ---------
       804 (3)        AFLAC Incorporated                                                20,663
       359 (3)        AXA Financial, Inc. (ADR)                                          6,620
       581            The Allstate Corporation                                          20,347
       303            American International Group, Inc.                                22,413
       350            The Chubb Corporation                                             26,299
       572            MGIC Investment Corporation                                       38,393
       491            Nationwide Financial Services, Inc. (Class A)                     19,876
       141            Progressive Corporation                                           21,968

                      INVESTMENT SERVICES - 18%
                      -------------------
       661            Lehman Brothers Holdings, Inc.                                    37,346
       453            Merrill Lynch & Company, Inc.                                     21,721
       389            Morgan Stanley Dean Witter & Co.                                  19,108
       546            The Charles Schwab Corporation                                     7,120
       622            T. Rowe Price Associates, Inc.                                    24,762
                                                                                      --------
                      Total investments (total costs $546,110) - 100%                 $620,474
                                                                                      ========

                                     FT 336
                     FINANCIAL SERVICES FLEXPORTFOLIO SERIES

                       SCHEDULE OF INVESTMENTS (continued)

                                February 28, 2002






(1)     Percentages are calculated based on net assets.

(2)     The number of shares reflects the effect of a 5% stock dividend.

(3)     The number of shares reflects the effect of a two for one stock split.

(4)     The number of shares reflects the effect of a three for two stock split.

(5) J.P. Morgan Chase & Co. is the parent company for JPMorgan Chase Bank, the Trustee for the Trust.























See notes to financial statements.

                                     FT 336
                     FINANCIAL SERVICES FLEXPORTFOLIO SERIES

                            STATEMENTS OF OPERATIONS



                                                                                  Period from
                                                                                 April 7, 1999
                                                                               (Initial Date of
                                                     Year Ended February 28,      Deposit) to
                                                                                 February 29,
                                                   2002              2001            2000


Dividend income (net of foreign taxes
   withheld of $54 in 2002)                       $11,407           $22,070            $8,892

Expenses:
   Trustee and other service fees                 (1,431)           (2,384)             (427)
   Evaluator's fees                                 (232)             (687)              (78)
   Supervisory fees                                 (330)             (796)             (104)
   Administrative fees                              (122)             (332)              (38)
   Sponsor retention fee                          (4,702)           (6,794)           (1,516)
   Tax reporting fee                              (2,500)                -                 -
   Other expenses                                   (847)             (569)                -
                                                 -------------------------------------------
   Total expenses                                (10,164)          (11,562)           (2,163)
                                                 -------------------------------------------

      Investment income (loss) - net               1,243            10,508             6,729

Net gain (loss) on investments:
   Net realized gain (loss)                       41,720           237,033                 -
   Change in net unrealized appreciation
      (depreciation)                            (112,001)          318,313          (131,948)
                                                --------------------------------------------
                                                 (70,281)          555,346          (131,948)
                                                --------------------------------------------

Net increase (decrease) in net assets
   resulting from operations                    $(69,038)         $565,854         $(125,219)
                                                ============================================


See notes to financial statements.

                                     FT 336
                     FINANCIAL SERVICES FLEXPORTFOLIO SERIES

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  Period from
                                                                                 April 7, 1999
                                                                               (Initial Date of
                                                     Year Ended February 28,      Deposit) to
                                                   2002              2001      February 29, 2000
Net increase (decrease) in net assets
      resulting from operations:
   Investment income (loss) - net                 $1,243           $10,508            $6,729
   Net realized gain (loss) on investments        41,720           237,033                 -
   Change in net unrealized appreciation
      (depreciation) on investments             (112,001)          318,313          (131,948)
                                                --------------------------------------------
Net increase (decrease) in net assets
      resulting from operations                  (69,038)          565,854          (125,219)
                                                 -------------------------------------------

Units issued                                      58,614         1,535,077           863,548
   Organization costs                               (242)                -                 -
                                                  ------------------------------------------
      Total                                       58,372         1,535,077           863,548
                                                  ------------------------------------------

Unit redemptions                                (381,138)       (1,903,474)                -

Distributions to unit holders:
   Investment income - net                       (16,022)          (15,823)           (3,260)
   Principal from investment transactions        (35,224)                -                 -
                                                 -------------------------------------------
      Total distributions                        (51,246)          (15,823)           (3,260)
                                                 -------------------------------------------

Total increase (decrease) in net assets         (443,050)          181,634           735,069

Net assets:
   Beginning of the period                     1,065,098           883,464           148,395
                                               ---------------------------------------------
   End of the period                            $622,048        $1,065,098          $883,464
                                                ============================================
Distributable funds (deficit) at
   end of the period                              $2,151           $46,997            $3,469
                                                  ==========================================
Trust units:
   Beginning of the period                        96,557           113,764            14,873
   Issued                                          5,644           170,694            98,891
   Redemptions                                   (37,378)         (187,901)                -
                                                 -------------------------------------------
   End of the period                              64,823            96,557           113,764
                                                  ==========================================

See notes to financial statements.

                                     FT 336
                     FINANCIAL SERVICES FLEXPORTFOLIO SERIES

                          NOTES TO FINANCIAL STATEMENTS



1.    Organization

FT 336, Financial Services FlexPortfolio Series (the "Trust") is a Unit investment trust consisting of a portfolio containing common stocks of banks and thrifts, insurance companies, and investment firms.

2.    Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of Nike Securities L.P. (the "Sponsor").

Dividend income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0095 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

Sponsor retention - The Sponsor retention is paid to the Sponsor and accrues at the daily rate of $.00013721 per unit, or approximately $.05 per unit annually. Units redeemed are not subject to any remaining unaccrued Sponsor retention payments at the time of redemption.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $577, have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Revised Audit and Accounting Guide - As required, effective March 1, 2001, the Trust adopted the appropriate provisions of the revised AICPA Audit and Accounting Guide, "Audits of Investment Companies." The adoption of these provisions had no impact on net assets or net asset value per unit. Additional required disclosures have been presented on a prospective basis.

Reclassification - Certain amounts in the prior periods have been reclassified to conform to the current year presentation.


3.    Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at February 28, 2002 follows:


            Unrealized appreciation                 $107,875
            Unrealized depreciation                  (33,511)
                                                    --------
                                                     $74,364
                                                     =======


4.    Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.


                                                                                  Period from
                                                                                 April 7, 1999
                                                                           (Initial Date of Deposit)
                                                 Year ended February 28,        to February 29,
                                                   2002            2001              2000


Dividend income                                   $.151           $.147             $.258
Expenses                                          (.135)          (.077)            (.063)
                                                  ---------------------------------------
      Investment income (loss) - net               .016            .070              .195

Distributions to unit holders:
   Investment income - net                        (.216)          (.098)            (.060)
   Principal from investment transactions         (.382)              -                 -

Net gain (loss) on investments                    (.853)          3.293            (2.346)
                                                  ---------------------------------------

      Total increase (decrease) in net assets    (1.435)          3.265            (2.211)

Net assets:
   Beginning of the period                       11.031           7.766             9.977
                                                 ----------------------------------------

   End of the period                             $9.596         $11.031            $7.766
                                                 ========================================

Total return                                     (7.59)%
Ratio of total expenses to average net assets     1.31%
Ratio of net investment income (loss) to
   average net assets                             0.16%


                                     FT 336
                     FINANCIAL SERVICES FLEXPORTFOLIO SERIES

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


             SPONSOR:               First Trust Portfolios L.P. (formerly,
                                    Nike Securities L.P.)
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

             TRUSTEE:               JPMorgan Chase Bank
                                    4 Chase MetroTech Center, 3rd Floor
                                    Brooklyn, New York  11245

             LEGAL COUNSEL          Chapman and Cutler
             TO SPONSOR:            111 West Monroe Street
                                    Chicago, Illinois  60603

             LEGAL COUNSEL          Carter, Ledyard & Milburn
             TO TRUSTEE:            2 Wall Street
                                    New York, New York  10005

             INDEPENDENT            Deloitte & Touche LLP
             AUDITORS:              180 North Stetson Avenue
                                    Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 336
                          INTERNET FLEXPORTFOLIO SERIES
                                  13,795 UNITS





PROSPECTUS
Part One
Dated June 28, 2002

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 336, Internet FlexPortfolio Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of technology companies. At May 16, 2002, each unit represented a 1/13,795 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P. (formerly, Nike Securities L.P.), in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding. At May 16, 2002, the Public Offering Price per Unit was $5.696 (see "Public Offering" in Part Two). The minimum purchase is $1,000.

        Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------
          FIRST TRUST PORTFOLIOS L.P. (FORMERLY, NIKE SECURITIES L.P.)
                                     Sponsor

                                     FT 336
                          INTERNET FLEXPORTFOLIO SERIES
               SUMMARY OF ESSENTIAL INFORMATION AS OF MAY 16, 2002
      Sponsor: First Trust Portfolios L.P. (formerly, Nike Securities L.P.)
                      Evaluator: First Trust Advisors L.P.
                          Trustee: JPMorgan Chase Bank



GENERAL INFORMATION


Number of Units                                                          13,795
Fractional Undivided Interest in the Trust per Unit                    1/13,795
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                       $80,105
   Aggregate Value of Securities per Unit                                $5.807
   Income and Principal cash (overdraft) in the Portfolio               $(1,535)
   Income and Principal cash (overdraft) per Unit                        $(.111)
   Public Offering Price per Unit                                        $5.696
Redemption Price and Sponsor Repurchase Price Per Unit                   $5.696

Date Trust Established                                            April 7, 1999
Mandatory Termination Date                                        April 7, 2004
Evaluator's Annual Fee: $.0030 per Unit. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (generally 4:00 p.m. Eastern time) on the New York Stock Exchange or a U.S. national securities exchange on each day on which it is open.
Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per Unit annually.
Administrative expenses payable to the Sponsor: Maximum of $.0015 per Unit annually.
Trustee's Annual Fee:  $.0095 per Unit.
Sponsor retention fee: Accrued at the daily rate of $.00013721 per unit, or approximately $.05 per annually.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A Unit holder who owns at least 1,000 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 336,
Internet FlexPortfolio Series


We have audited the statement of assets and liabilities of FT 336, Internet FlexPortfolio Series (the "Trust"), including the schedule of investments, as of February 28, 2002, and the related statements of operations and of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits. The Trust's financial statements for the period from April 7, 1999 (Initial Date of Deposit) to February 29, 2000, were audited by other auditors whose report, dated June 9, 2000, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2002, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 336, Internet FlexPortfolio Series, at February 28, 2002, and the results of its operations and changes in its net assets for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
Chicago, Illinois
June 14, 2002

                                     FT 336
                          INTERNET FLEXPORTFOLIO SERIES

                       STATEMENT OF ASSETS AND LIABILITIES

                                February 28, 2002


ASSETS

Securities, at fair value (cost, $146,480)                           $102,540
Dividends receivable                                                       12
                                                                     --------
TOTAL ASSETS                                                         $102,552
                                                                     ========


LIABILITIES AND NET ASSETS

Accrued liabilities                                                   $   717
Cash overdraft                                                            436
                                                                      -------
TOTAL LIABILITIES                                                       1,153
                                                                      -------


Net assets, applicable to 14,295 outstanding units
      of fractional undivided interest:
   Cost of Trust assets                                               146,480
   Net unrealized appreciation (depreciation)                         (43,940)
   Distributable funds (deficit)                                         (293)
   Less organization costs                                               (848)
                                                                      -------
                                                                      101,399
                                                                      -------

TOTAL LIABILITIES AND NET ASSETS                                     $102,552
                                                                     ========

Net asset value per unit                                               $7.093
                                                                       ======


See notes to financial statements.

                                     FT 336
                          INTERNET FLEXPORTFOLIO SERIES

                             SCHEDULE OF INVESTMENTS

                                February 28, 2002

  Number of                                                              Fair
   Shares        Name of Issuer of Equity Securities (1)                 Value

                 ACCESS/INFORMATION PROVIDERS - 7%
                 ----------------------------
     76          AOL Time Warner, Inc.                                   $1,885
    118 (3)      AT&T Corp.                                               1,834
     37 (3)      AT&T Wireless Services, Inc.                               373
    112          Earthlink, Inc.                                          1,005
    141          Qwest Communications International, Inc.                 1,227
      4 (4)      WorldCom, Inc - MCI Group                                   28
    111 (4)      WorldCom, Inc. - WorldCom Group                            835

                 DATA NETWORKING/COMMUNICATIONS EQUIPMENT - 6%
                 ----------------------------------------
     10          Avaya Inc.                                                  54
    202          Cisco Systems, Inc.                                      2,883
    111          Lucent Technologies, Inc.                                  620
    338 (2)      Nortel Networks Inc.                                     1,714
    107          Tellabs, Inc.                                            1,098

                 COMPUTERS AND PERIPHERALS - 13%
                 -------------------------
    134          Dell Computer Corporation                                3,308
    172          EMC Corporation                                          1,875
     57          International Business Machines Corporation              5,593
      7          McDATA Corporation                                         110
    323          Sun Microsystems, Inc.                                   2,749

                 INTERNET CONTENT - 9%
                 ----------------
    121          CMGI, Inc.                                                 178
    190          The Walt Disney Company                                  4,370
    164          TMP Worldwide, Inc.                                      4,579

                 ON-LINE BROKERAGE - 4%
                 -----------------
    168          E*TRADE Group, Inc.                                      1,361
    164          Charles Schwab Corporation                               2,139

                 SEMICONDUCTORS - 9%
                 --------------
    130          Broadcom Corporation                                     3,985
    180          Intel Corporation                                        5,139

                 SOFTWARE - 53%
                 --------
  1,043 (2)      Check Point Software Technologies, Ltd.                 29,121
     64          Microsoft Corporation                                    3,734
    260          Network Associates, Inc.                                 6,167
    877          Oracle Corporation                                      14,576
                                                                       --------

                 Total investments (total cost $146,480) - 101%        $102,540
                                                                       ========

                                     FT 336
                          INTERNET FLEXPORTFOLIO SERIES

                       SCHEDULE OF INVESTMENTS (continued)

                                February 28, 2002






(1)  Percentages are calculated based on net assets.

(2) This security represents the common stock of a foreign company which trades directly on a U.S. national securities exchange.

(3) In July 2001, AT&T Corp. ("AT&T"), one of the Trust's original holdings, spun off AT&T Wireless Services, Inc. ("AT&T Wireless"). Each shareholder of AT&T received .3218 shares of AT&T Wireless for each share of AT&T held.

(4) In June 2001, WorldCom, Inc. ("WorldCom"), one of the Trust's original holdings, spun off WorldCom, Inc. - MCI Group ("WorldCom - MCI"). Each shareholder of WorldCom received .04 shares of WorldCom - MCI for each share of WorldCom held. Concurrently, WorldCom, Inc. changed its name to WorldCom, Inc. - WorldCom Group.


















See notes to financial statements.

                                     FT 336
                          INTERNET FLEXPORTFOLIO SERIES

                            STATEMENTS OF OPERATIONS



                                                                                  Period from
                                                                                 April 7, 1999
                                                                               (Initial Date of
                                                                                  Deposit) to
                                                   Year ended February 28,       February 29,

                                                   2002            2001              2000


Dividend income (net of foreign taxes
   withheld of $2 in 2002)                        $148              $458                $456

Expenses:
   Trustee and other service fees                 (555)             (450)              (316)
   Evaluator's fees                                (51)             (122)               (69)
   Supervisory fees                                (68)             (150)               (96)
   Administrative fees                             (25)              (58)               (36)
   Sponsor retention fee                          (977)           (1,320)            (1,494)
   Tax reporting fee                            (1,083)                -                   -
   Other expenses                                 (212)             (175)                  -
                                                -------------------------------------------
   Total expenses                               (2,971)           (2,275)            (2,011)
                                                -------------------------------------------
      Investment income (loss) - net            (2,823)           (1,817)            (1,555)

Net gain (loss) on investments:
   Net realized gain (loss)                     (4,009)          133,353              76,310
   Change in net unrealized appreciation
      (depreciation)                           (86,358)         (349,767)            392,185
                                               ---------------------------------------------
                                               (90,367)         (216,414)            468,495
                                               ---------------------------------------------

Net increase (decrease) in net assets
   resulting from operations                  $(93,190)        $(218,231)           $466,940
                                              ==============================================



See notes to financial statements.

                                     FT 336
                          INTERNET FLEXPORTFOLIO SERIES

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  Period from
                                                                                 April 7, 1999
                                                   Year ended February 28,     (Initial Date of
                                                                                  Deposit) to
                                                   2002            2001        February 29, 2000
Net increase (decrease) in net assets
      resulting from operations:
   Investment income (loss) - net              $(2,823)          $(1,817)            $(1,555)
   Net realized gain (loss) on investments      (4,009)          133,353              76,310
   Change in net unrealized appreciation
      (depreciation) on investments            (86,358)         (349,767)            392,185
                                               ---------------------------------------------
   Net increase (decrease) in net assets
      resulting from operations                (93,190)         (218,231)            466,940
                                               ---------------------------------------------

Units issued                                         -                 -             326,542
   Deferred sales charge                             -                 -                   -
   Organization costs                             (514)                -                (334)
                                                  ------------------------------------------
   Total                                          (514)                -             326,208
                                                  ------------------------------------------

Unit redemptions                               (55,638)         (294,240)           (177,971)

Distributions to unit holders:
   Investment income - net                           -                 -                   -
   Principal from investment transactions            -                 -                   -
                                              ----------------------------------------------
   Total distributions                               -                 -                   -
                                              ----------------------------------------------
Total increase (decrease) in net assets       (149,342)         (512,471)            615,177

Net assets:
   Beginning of the period                     250,741           763,212             148,035
                                              ----------------------------------------------
   End of the period                          $101,399          $250,741            $763,212
                                              ==============================================
Distributable funds (deficit) at
   end of the period                               $(293)           $(888)           $(1,385)
                                                   =========================================
Trust units:
   Beginning of the period                      20,211            35,079              14,836
   Issued                                            -                 -              30,263
   Redemptions                                  (5,916)          (14,868)            (10,020)
                                               ---------------------------------------------
   End of the period                            14,295            20,211              35,079
                                                ============================================


See notes to financial statements.

                                     FT 336
                          INTERNET FLEXPORTFOLIO SERIES

                          NOTES TO FINANCIAL STATEMENTS





1.    Organization

FT 336, Internet FlexPortfolio Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of technology companies.


2.    Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of Nike Securities L.P. (the "Sponsor").

Dividend income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0095 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

Sponsor retention fee - The Sponsor retention fee is paid to the Sponsor and accrues at the daily rate of $.00013721 per unit, or approximately $.05 per unit annually. Units redeemed are not subject to any remaining unaccrued Sponsor retention payments at the time of redemption.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $848, have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Revised Audit and Accounting Guide - As required, effective March 1, 2001, the Trust adopted the appropriate provisions of the revised AICPA Audit and Accounting Guide, "Audits of Investment Companies." The adoption of these provisions had no impact on net assets or net asset value per unit. Additional required disclosures have been presented on a prospective basis.

Reclassification - Certain amounts in the prior periods have been reclassified to conform to the current year presentation.


3.    Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at February 28, 2002 follows:

         Unrealized depreciation                   $(74,400)
         Unrealized appreciation                     30,460
                                                   --------
                                                   $(43,940)
                                                   ========


4.    Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.


                                                                                  Period from
                                                                                 April 7, 1999
                                                                               (Initial Date of
                                                                                  Deposit) to
                                                   Year ended February 28,       February 29,

                                                   2002            2001              2000


Dividend Income                                   $.009             $.016             $.014
Expenses                                          (.185)            (.077)            (.060)
                                                  -----------------------------------------
      Investment income (loss) - net              (.176)            (.061)            (.046)

Distributions to unit holders:
   Investment income - net                           -                 -                   -
   Principal from investment transactions            -                 -                   -

Net gain (loss) on investments                   (5.137)           (9.290)            11.825
                                                 -------------------------------------------
      Total increase (decrease) in net assets    (5.313)           (9.351)            11.779

Net assets:
   Beginning of the period                       12.406            21.757              9.978
                                                 -------------------------------------------

   End of the period                             $7.093           $12.406            $21.757
                                                 ===========================================

Total return                                    (42.83)%
Ratio of total expenses to average net assets     1.90%
Ratio of net investment income (loss) to
   average net assets                            (1.81)%


                                     FT 336
                          INTERNET FLEXPORTFOLIO SERIES

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


               SPONSOR: First Trust Portfolios L.P. (formerly, Nike Securities L.P.)
                                      1001 Warrenville Road
                                      Lisle, Illinois  60532
                                      (800) 621-1675

               TRUSTEE:               JPMorgan Chase Bank
                                      4 Chase MetroTech Center, 3rd Floor
                                      Brooklyn, New York  11245

               LEGAL COUNSEL          Chapman and Cutler
               TO SPONSOR:            111 West Monroe Street
                                      Chicago, Illinois  60603

               LEGAL COUNSEL          Carter, Ledyard & Milburn
               TO TRUSTEE:            2 Wall Street
                                      New York, New York  10005

               INDEPENDENT            Deloitte & Touche LLP
               AUDITORS:              180 North Stetson Avenue
                                      Chicago, Illinois  60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 336
                       PHARMACEUTICAL FLEXPORTFOLIO SERIES
                                  22,161 UNITS





PROSPECTUS
Part One
Dated June 28, 2002

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 336, Pharmaceutical FlexPortfolio Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of pharmaceutical companies. At May 16, 2002, each unit represented a 1/22,161 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P. (formerly, Nike Securities L.P.), in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding. At May 16, 2002, the Public Offering Price per Unit was $10.470 (see "Public Offering" in Part Two). The minimum purchase is $1,000.

        Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------
          FIRST TRUST PORTFOLIOS L.P. (FORMERLY, NIKE SECURITIES L.P.)
                                     Sponsor

                                     FT 336
                       PHARMACEUTICAL FLEXPORTFOLIO SERIES
               SUMMARY OF ESSENTIAL INFORMATION AS OF MAY 16, 2002
      Sponsor: First Trust Portfolios L.P. (formerly, Nike Securities L.P.)
                      Evaluator: First Trust Advisors L.P.
                          Trustee: JPMorgan Chase Bank


GENERAL INFORMATION

Number of Units                                                        22,161
Fractional Undivided Interest in the Trust per Unit                  1/22,161
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                    $231,318
   Aggregate Value of Securities per Unit                             $10.438
   Income and Principal cash (overdraft) in the Portfolio                $706
   Income and Principal cash (overdraft) per Unit                       $.032
   Public Offering Price per Unit                                     $10.470
Redemption Price and Sponsor Repurchase Price per Unit                $10.470

Date Trust Established                                          April 7, 1999
Mandatory Termination Date                                      April 7, 2004
Evaluator's Annual Fee: $.0030 per Unit. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (generally 4:00 p.m. Eastern time) on the New York Stock Exchange or a U.S. national securities exchange on each day on which it is open.
Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per Unit annually.
Administrative expenses payable to the Sponsor: Maximum of $.0015 per Unit annually.
Trustee's Annual Fee:  $.0095 per Unit.
Sponsor Retention Fee: Accrued at the daily rate of $.00013721 per Unit, or approximately $.05 per Unit annually.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A Unit holder who owns at least 1,000 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 336,
Pharmaceutical FlexPortfolio Series


We have audited the statement of assets and liabilities of FT 336, Pharmaceutical FlexPortfolio Series (the "Trust"), including the schedule of investments, as of February 28, 2002, and the related statements of operations and of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits. The Trust's financial statements for the period from April 7, 1999 (Initial Date of Deposit) to February 29, 2000, were audited by other auditors whose report, dated June 9, 2000, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2002, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 336, Pharmaceutical FlexPortfolio Series, at February 28, 2002, and the results of its operations and changes in its net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
Chicago, Illinois
June 14, 2002

                                     FT 336
                       PHARMACEUTICAL FLEXPORTFOLIO SERIES

                       STATEMENT OF ASSETS AND LIABILITIES

                                February 28, 2002



ASSETS

Securities, at fair value (cost, $206,863)                         $260,359
Dividends receivable                                                    418
Receivable from Sponsor                                               1,580
                                                                   --------
TOTAL ASSETS                                                       $262,357
                                                                   ========

LIABILITIES AND NET ASSETS

Accrued liabilities                                                 $   851
Cash overdraft                                                          274
                                                                    -------
TOTAL LIABILITIES                                                    $1,125
                                                                     ------


Net assets, applicable to 22,276 outstanding units
      of fractional undivided interest:
   Cost of Trust assets                                             206,863
   Net unrealized appreciation (depreciation)                        53,496
   Distributable funds (deficit)                                      2,057
   Less organization costs                                           (1,184)
                                                                    -------
                                                                    261,232
                                                                    -------

TOTAL LIABILITIES AND NET ASSETS                                   $262,357
                                                                   ========

Net asset value per unit                                            $11.727
                                                                    =======


See notes to financial statements.

                                     FT 336
                       PHARMACEUTICAL FLEXPORTFOLIO SERIES

                             SCHEDULE OF INVESTMENTS

                                February 28, 2002



  Number of                                                              Fair
   Shares           Name of Issuer of Equity Securities (1)              Value


    226             Abbott Laboratories                                 $12,780
    159             American Home Products Corporation                   10,105
    260             Amgen, Inc.                                          15,075
    167 (5)         Bristol-Myers Squibb Company                          7,849
    295             Elan Corporation Plc (ADR)                            4,160
    134             Eli Lilly and Company                                10,148
    430 (2)         Genzyme Corporation (General Division)               19,083
     25             Genzyme Corporation (BioSurgery Division)               156
    315 (6)         GlaxoSmithKline Plc                                  15,419
    790 (2) (4)     Johnson & Johnson                                    48,111
  1,212 (3)         King Pharmaceuticals Inc.                            37,645
    137             Merck & Company, Inc.                                 8,402
    388             Mylan Laboratories, Inc.                             11,787
    259             Novartis AG (ADR)                                     9,832
    694             Pfizer, Inc.                                         28,426
     85             Roche Holdings AG (ADR)                               5,971
    193             Schering-Plough Corporation                           6,657
     29             Syngenta AG (ADR)                                       327
    267             Watson Pharmaceuticals, Inc.                          7,818
     17 (5)         Zimmer Holdings, Inc.                                   608
                                                                       --------

                    Total investments (total cost $206,863) - 100%     $260,359
                                                                       ========

                                     FT 336
                       PHARMACEUTICAL FLEXPORTFOLIO SERIES

                       SCHEDULE OF INVESTMENTS (continued)

                                February 28, 2002






(1)  Percentages are calculated based on net assets.

(2)  The number of shares reflects the effect of a two for one stock split.

(3)  The number of shares reflects the effect of a four for three stock split.

(4) In June 2001, Alza Corporation ("Alza"), one of the Trust's original holdings, was acquired by Johnson & Johnson. Each shareholder of Alza received .98 shares of Johnson & Johnson for each share of Alza held.

(5) In August 2001, Bristol-Myers Squibb Company ("Bristol-Myers"), one of the Trust's original holdings, spun off Zimmer Holdings, Inc. ("Zimmer"). Each shareholder of Bristol-Myers received .10 shares of Zimmer for each share of Bristol-Myers held.

(6) This security represents the common stock of a foreign company which trades directly on a U.S. national securities exchange.
















See notes to financial statements.

                                     FT 336
                       PHARMACEUTICAL FLEXPORTFOLIO SERIES

                            STATEMENTS OF OPERATIONS




                                                                                  Period from
                                                                                 April 7, 1999
                                                                               (Initial Date of
                                                   Year ended February 28,        Deposit) to
                                                                                 February 29,
                                                   2002            2001              2000


Dividend income (net of foreign taxes
    withheld of $158 in 2002)                   $2,525            $3,654            $2,978

Expenses:
   Trustee and other service fees                 (634)             (647)             (348)
   Evaluator's fees                                (68)             (130)              (77)
   Supervisory fees                                (87)             (162)             (107)
   Administrative fees                             (32)              (63)              (40)
   Sponsor retention fee                        (1,733)           (1,580)           (1,622)
   Tax reporting fee                            (1,083)                -                 -
   Other expenses                                 (350)             (194)                -
                                                ------------------------------------------
   Total expenses                               (3,987)           (2,194)
                                                ------------------------------------------
      Investment income (loss) - net            (1,462)              878               784

Net gain (loss) on investments:
   Net realized gain (loss)                     32,635            13,466               657
   Change in net unrealized appreciation
      (depreciation)                           (56,291)           79,443            30,344
                                               -------------------------------------------
                                               (23,656)           92,909            31,001
                                               -------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                  $(25,118)          $93,787           $31,785
                                              ============================================


See notes to financial statements.

                                     FT 336
                       PHARMACEUTICAL FLEXPORTFOLIO SERIES

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  Period from
                                                                                 April 7, 1999
                                                   Year ended February 28,     (Initial Date of
                                                                                  Deposit) to
                                                   2002            2001        February 29, 2000
Net increase (decrease) in net assets
      resulting from operations:
   Investment income (loss) - net              $(1,462)             $878                $784
   Net realized gain (loss) on investments      32,635            13,466                 657
   Change in net unrealized appreciation
      (depreciation) on investments            (56,291)           79,443              30,344
                                               ---------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                   (25,118)           93,787              31,785
                                               ---------------------------------------------

Units issued                                    10,930               191             306,272
   Organization costs                             (847)                -                   -
                                               ---------------------------------------------
      Total                                     10,083               191             306,272
                                              ----------------------------------------------

Unit redemptions                              (127,404)          (77,675)            (95,167)

Distributions to unit holders:
   Investment income - net                      (2,244)           (1,661)             (1,199)
   Principal from investment transactions            -                 -                   -
                                                --------------------------------------------
      Total distributions                       (2,244)           (1,661)             (1,199)
                                              ----------------------------------------------
Total increase (decrease) in net assets       (144,683)           14,642             241,691

Net assets:
   Beginning of the period                     405,915           391,273             149,582
                                              ----------------------------------------------
   End of the period                          $261,232          $405,915            $391,273
                                              ==============================================
Distributable funds (deficit) at
   end of the period                            $2,057            $1,982             $(1,164)
                                                ============================================
Trust units:
   Beginning of the period                      31,709            38,825              14,992
   Issued                                          837                17              33,786
   Redemptions                                 (10,270)           (7,133)             (9,953)
                                               ---------------------------------------------
   End of the period                            22,276            31,709              38,825
                                                ============================================


See notes to financial statements.

                                     FT 336
                       PHARMACEUTICAL FLEXPORTFOLIO SERIES

                          NOTES TO FINANCIAL STATEMENTS





1.    Organization

FT 336, Pharmaceutical FlexPortfolio Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of pharmaceutical companies.


2.    Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of Nike Securities L.P. (the "Sponsor").

Dividend income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0095 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

Sponsor retention - The Sponsor retention is paid to the Sponsor and accrues at the daily rate of $.00013721 per unit, or approximately $.05 per unit annually. Units redeemed are not subject to any remaining unaccrued Sponsor retention payments at the time of redemption.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $1,184 have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Revised Audit and Accounting Guide - As required, effective March 1, 2001, the Trust adopted the appropriate provisions of the revised AICPA Audit and Accounting Guide, "Audits of Investment Companies." The adoption of these provisions had no impact on net assets or net asset value per unit. Additional required disclosures have been presented on a prospective basis.

Reclassification - Certain amounts in the prior periods have been reclassified to conform to the current year presentation.


3.    Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at February 28, 2002 follows:


           Unrealized appreciation                $75,792
           Unrealized depreciation                (22,296)
                                                  -------
                                                  $53,496
                                                  =======


4.    Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.

                                                                                  Period from
                                                                                 April 7, 1999
                                                                               (Initial Date of
                                                    Year ended February 28,       Deposit) to
                                                                                 February 29,
                                                    2002             2001            2000


Dividend income                                      $.099            $.107           $.082
Expenses                                             (.156)           (.081)          (.060)
                                                     --------------------------------------
      Investment income (loss) - net                 (.057)            .026            .022

Distributions to unit holders:
   Investment income - net                           (.085)           (.048)          (.026)
   Principal from investment transactions                -               -               -

Net gain (loss) on investments                       (.932)           2.745            .105
                                                    ---------------------------------------
      Total increase (decrease) in net assets       (1.074)           2.723            .101

Net assets:
   Beginning of the period                          12.801           10.078           9.977
                                                   ----------------------------------------

   End of the period                               $11.727          $12.801         $10.078
                                                   ========================================

Total return                                        (7.73)%
Ratio of total expenses to average net assets        1.27%
Ratio of net investment income (loss) to
   average net assets                               (0.46)%


                                     FT 336
                       PHARMACEUTICAL FLEXPORTFOLIO SERIES

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


               SPONSOR: First Trust Portfolios L.P. (formerly, Nike Securities L.P.)
                                       1001 Warrenville Road
                                       Lisle, Illinois  60532
                                       (800) 621-1675

               TRUSTEE:                JPMorgan Chase Bank
                                       4 Chase Metro Tech Center, 3rd Floor
                                       Brooklyn, New York  11245

               LEGAL COUNSEL           Chapman and Cutler
               TO SPONSOR:             111 West Monroe Street
                                       Chicago, Illinois  60603

               LEGAL COUNSEL           Carter, Ledyard & Milburn
               TO TRUSTEE:             2 Wall Street
                                       New York, New York  10005

               INDEPENDENT             Deloitte & Touche LLP
               AUDITORS:               180 North Stetson Avenue
                                       Chicago, Illinois  60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 336
                         TECHNOLOGY FLEXPORTFOLIO SERIES
                                  28,142 UNITS





PROSPECTUS
Part One
Dated June 28, 2002

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 336, Technology FlexPortfolio Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of technology companies trying to make advancements in personal computers, fax machines, cellular phones, online data services, and the explosive growth of the Internet. At May 16, 2002, each Unit represented a 1/28,142 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P. (formerly, Nike Securities L.P.), in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding. At May 16, 2002, the Public Offering Price per Unit was $8.066 (see "Public Offering" in Part Two). The minimum purchase is $1,000.

        Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------
          FIRST TRUST PORTFOLIOS L.P. (FORMERLY, NIKE SECURITIES L.P.)
                                     Sponsor

                                     FT 336
                         TECHNOLOGY FLEXPORTFOLIO SERIES
               SUMMARY OF ESSENTIAL INFORMATION AS OF MAY 16, 2002
      Sponsor: First Trust Portfolios L.P. (formerly, Nike Securities L.P.)
                      Evaluator: First Trust Advisors L.P.
                          Trustee: JPMorgan Chase Bank


GENERAL INFORMATION


Number of Units                                                          28,142
Fractional Undivided Interest in the Trust per Unit                    1/28,142
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                      $228,179
   Aggregate Value of Securities per Unit                                $8.108
   Income and Principal cash (overdraft) in the Portfolio               $(1,173)
   Income and Principal cash (overdraft) per Unit                        $(.042)
   Public Offering Price per Unit                                        $8.066
Redemption Price and Sponsor Repurchase Price Per Unit                   $8.066

Date Trust Established                                            April 7, 1999
Mandatory Termination Date                                        April 7, 2004
Evaluator's Annual Fee: $.0030 per Unit. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (generally 4:00 p.m. Eastern time) on the New York Stock Exchange or a U.S. national securities exchange on each day on which it is open.
Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per Unit annually.
Administrative expenses payable to the Sponsor: Maximum of $.0015 per Unit annually.
Trustee's Annual Fee:  $.0095 per Unit.
Sponsor retention fee: Accrued at the daily rate of $.00013721 per unit, or approximately $.05 per unit annually.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A Unit holder who owns at least 1,000 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 336,
Technology FlexPortfolio Series


We have audited the statement of assets and liabilities of FT 336, Technology FlexPortfolio Series (the "Trust"), including the schedule of investments, as of February 28, 2002, and the related statements of operations and of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits. The Trust's financial statements for the period from April 7, 1999 (Initial Date of Deposit) to February 29, 2000, were audited by other auditors whose report, dated June 9, 2000, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2002, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 336, Technology FlexPortfolio Series, at February 28, 2002, and the results of its operations and changes in its net assets for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
Chicago, Illinois
June 14, 2002

                                     FT 336
                         TECHNOLOGY FLEXPORTFOLIO SERIES

                       STATEMENT OF ASSETS AND LIABILITIES

                                February 28, 2002




ASSETS

Securities, at fair value (cost, $488,181)                           $255,622
Dividends receivable                                                       25
                                                                     --------
TOTAL ASSETS                                                         $255,647
                                                                     ========


LIABILITIES AND NET ASSETS
Accrued liabilities                                                   $   898
Cash overdraft                                                          3,005
                                                                      -------
TOTAL LIABILITIES                                                       3,903
                                                                      -------


Net assets, applicable to 30,129 outstanding units
      of fractional undivided interest:
   Cost of Trust assets                                               488,181
   Net unrealized appreciation (depreciation)                        (232,559)
   Distributable funds (deficit)                                       (3,339)
   Less organization costs                                               (539)
                                                                      -------
                                                                      251,744
                                                                      -------

TOTAL LIABILITIES AND NET ASSETS                                     $255,647
                                                                     ========

Net asset value per unit                                               $8.356
                                                                       ======



See notes to financial statements.

                                     FT 336
                         TECHNOLOGY FLEXPORTFOLIO SERIES

                             SCHEDULE OF INVESTMENTS

                                February 28, 2002


 Number of                                                            Fair
  Shares     Name of Issuer of Equity Securities (1)                  Value

             COMPUTER AND PERIPHERALS - 18%
             ------------------------
    65       Agilent Technologies, Inc.                               $2,025
   406       Compaq Computer Corporation                               4,117
   256       Dell Computer Corporation                                 6,321
   372       EMC Corporation                                           4,055
   345       Hewlett-Packard Company                                   6,941
   123       International Business Machines Corporation              12,069
    14       McDATA Corporation                                          221
   458       Solectron Corporation                                     3,788
   675       Sun Microsystems, Inc.                                    5,744

             COMPUTER SOFTWARE AND SERVICES - 36%
             ------------------------------
   400       BMC Software, Inc.                                        6,420
   588       Compuware Corporation                                     6,709
   632       Keane, Inc.                                              10,112
   127       Microsoft Corporation                                     7,409
   490       Network Associates, Inc.                                 11,623
 1,940       Oracle Corporation                                       32,243
   469       SAP AG (ADR)                                             16,026

             DATA NETWORKING/COMMUNICATIONS EQUIPMENT - 5%
             ----------------------------------------
    15       Avaya Inc.                                                   80
   415       Cisco Systems, Inc.                                       5,922
   199       Lucent Technologies, Inc.                                 1,112
   735 (2)   Nortel Networks, Inc.                                     3,726
   233       Tellabs, Inc.                                             2,391

             SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT - 43%
             ------------------------------------------
   674       Altera Corporation                                       12,853
   355       Applied Materials, Inc.                                  15,432
   366       Intel Corporation                                        10,449
   429       Maxim Integrated Products, Inc.                          19,631
   559       Novellus Systems, Inc.                                   23,808
   250       Synopsys, Inc.                                           11,775
   430       Texas Instruments, Inc.                                  12,620
                                                                     -------

             Total investments (total cost $488,181) - 102%         $255,622
                                                                     =======

                                     FT 336
                         TECHNOLOGY FLEXPORTFOLIO SERIES

                       SCHEDULE OF INVESTMENTS (continued)

                                February 28, 2002






(1)  Percentages are calculated based on net assets.

(2) This security represents the common stock of a foreign company which trades directly on a U.S. national securities exchange.



























See notes to financial statements.

                                     FT 336
                         TECHNOLOGY FLEXPORTFOLIO SERIES

                            STATEMENTS OF OPERATIONS



                                                                                  Period from
                                                                                 April 7, 1999
                                                                               (Initial Date of
                                                   Year ended February 28,        Deposit) to
                                                                                 February 29,
                                                   2002            2001              2000


Dividend income (net of foreign taxes
   withheld of $32 in 2002)                       $498              $933              $261

Expenses:
   Trustee and other service fees                 (871)           (1,091)           (1,467)
   Evaluator's fees                               (129)             (248)              (51)
   Supervisory fees                               (161)             (298)              (72)
   Administrative fees                             (59)             (122)              (26)
   Sponsor retention fee                        (2,505)           (3,292)           (1,183)
   Tax reporting fee                            (1,083)                -                 -
   Other expenses                                 (443)             (343)                -
                                                ------------------------------------------
   Total expenses                               (5,251)           (5,394)           (2,799)
                                                ------------------------------------------
      Investment income (loss) - net            (4,753)           (4,461)           (2,538)

Net gain (loss) on investments:
   Net realized gain (loss)                   (161,558)           20,623                 -
   Change in net unrealized appreciation
      (depreciation)                            57,403          (626,318)          336,356
                                              --------------------------------------------
                                              (104,155)         (605,695)          336,356
                                              --------------------------------------------

Net increase (decrease) in net assets
   resulting from operations                 $(108,908)        $(610,156)         $333,818
                                             =============================================


See notes to financial statements.

                                     FT 336
                         TECHNOLOGY FLEXPORTFOLIO SERIES

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  Period from
                                                                                 April 7, 1999
                                                  Year ended February 28,      (Initial Date of
                                                                                  Deposit) to
                                                   2002            2001        February 29, 2000
Net increase (decrease) in net assets
      resulting from operations:
   Investment income (loss) - net              $(4,753)          $(4,461)           $(2,538)
   Net realized gain (loss) on investments    (161,558)           20,623                   -
   Change in net unrealized appreciation
      (depreciation) on investments             57,403          (626,318)            336,356
                                               ---------------------------------------------
   Net increase (decrease) in net assets
      resulting from operations               (108,908)         (610,156)            333,818
                                              ----------------------------------------------

Units issued                                         -           398,185             868,388
   Organization costs                             (203)                -                (336)
                                                  ------------------------------------------
   Total                                          (203)          398,185             868,052
                                                  ------------------------------------------

Unit redemptions                              (169,071)         (608,985)                  -

Distributions to unit holders:
   Investment income - net                           -                 -                   -
   Principal from investment transactions            -                 -                   -
                                              ----------------------------------------------
   Total distributions                               -                 -                   -
                                              ----------------------------------------------
Total increase (decrease) in net assets       (278,182)         (820,956)          1,201,870

Net assets:
   Beginning of the period                     529,926         1,350,882             149,012
                                              ----------------------------------------------
   End of the period                          $251,744          $529,926          $1,350,882
                                              ==============================================
Distributable funds (deficit) at
   end of the period                           $(3,339)         $(12,985)            $(2,538)
                                               =============================================
Trust units:
   Beginning of the period                      50,338            68,518              14,935
   Issued                                            -            20,151              53,583
   Redemptions                                 (20,209)          (38,331)                  -
                                               ---------------------------------------------
   End of the period                            30,129            50,338              68,518
                                                ============================================


See notes to financial statements.

                                     FT 336
                         TECHNOLOGY FLEXPORTFOLIO SERIES

                          NOTES TO FINANCIAL STATEMENTS




1.    Organization

FT 336, Technology FlexPortfolio Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of technology companies trying to make advancements in personal computers, fax machines, cellular phones, online data services, and the explosive growth of the Internet.


2.    Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of Nike Securities L.P. (the "Sponsor").

Dividend income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0095 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

Sponsor retention fee - The Sponsor retention fee is paid to the Sponsor and accrues at the daily rate of $.00013721 per unit, or approximately $.05 per unit annually. Units redeemed are not subject to any remaining unaccrued Sponsor retention payments at the time of redemption.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $539, have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Revised Audit and Accounting Guide - As required, effective March 1, 2001, the Trust adopted the appropriate provisions of the revised AICPA Audit and Accounting Guide, "Audits of Investment Companies." The adoption of these provisions had no impact on net assets or net asset value per unit. Additional required disclosures have been presented on a prospective basis.

Reclassification - Certain amounts in the prior periods have been reclassified to conform to the current year presentation.


3.    Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at February 28, 2002 follows:


          Unrealized depreciation                     $(234,402)
          Unrealized appreciation                         1,843
                                                      ---------
                                                      $(232,559)
                                                      =========


4.    Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.


                                                                                  Period from
                                                                                 April 7, 1999
                                                                               (Initial Date of
                                                   Year ended February 28,        Deposit) to
                                                                                 February 29,
                                                    2002             2001            2000


Dividend Income                                     $.012          $0.013            $0.010
Expenses                                            (.129)         (0.076)           (0.104)
                                                    ---------------------------------------
      Investment income (loss) - net                (.117)         (0.063)           (0.094)

Distributions to unit holders:
   Investment income - net                             -               -                 -
   Principal from investment transactions              -               -                 -

Net gain (loss) on investments                     (2.054)         (9.126)            9.833
                                                   ----------------------------------------
      Total increase (decrease) in net assets      (2.171)         (9.189)            9.739

Net assets:
   Beginning of the period                         10.527          19.716             9.977
                                                   ----------------------------------------

   End of the period                               $8.356         $10.527           $19.716
                                                   ========================================

Total return                                      (20.62)%
Ratio of total expenses to average net assets       1.37%
Ratio of net investment income (loss) to
   average net assets                              (1.24)%


                                     FT 336
                         TECHNOLOGY FLEXPORTFOLIO SERIES

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


              SPONSOR: First Trust Portfolios L.P. (formerly, Nike Securities L.P.)
                                     1001 Warrenville Road
                                     Lisle, Illinois  60532
                                     (800) 621-1675

              TRUSTEE:               JPMorgan Chase Bank
                                     4 Chase MetroTech Center, 3rd Floor
                                     Brooklyn, New York  11245

              LEGAL COUNSEL          Chapman and Cutler
              TO SPONSOR:            111 West Monroe Street
                                     Chicago, Illinois  60603

              LEGAL COUNSEL          Carter, Ledyard & Milburn
              TO TRUSTEE:            2 Wall Street
                                     New York, New York  10005

              INDEPENDENT            Deloitte & Touche LLP
              AUDITORS:              180 North Stetson Avenue
                                     Chicago, Illinois  60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.



                          FLEXPORTFOLIO SERIES
                                FT SERIES

PROSPECTUS                                   NOTE: THIS PART TWO PROSPECTUS MAY
Part Two                                             ONLY BE USED WITH PART ONE
Dated June 28, 2002                                              AND PART THREE

The FT Series, FlexPortfolio Series is a unit investment trust (the "FlexPortfolio Series"). The FlexPortfolio Series has many separate series. The Part One which accompanies this Part Two describes one such series of the FlexPortfolio Series. Each series of the FlexPortfolio Series consists of one or more portfolios ("Trust(s)") which invest in common stock (the "Securities"). See Part One and Part Three for a more complete description of the portfolio for each Trust.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)

                             1-800-621-9533

                            Table of Contents

The FT Series                                            3
Risk Factors                                             3
Public Offering                                          4
Distribution of Units                                    5
The Sponsor's Profits                                    5
The Secondary Market                                     5
How We Purchase Units                                    5
Expenses and Charges                                     5
Tax Status                                               6
Rights of Unit Holders                                   8
Income and Capital Distributions                         8
Redeeming Your Units                                     9
Removing Securities from a Trust                        10
Amending or Terminating the Indenture                   10
Information on the Sponsor, Trustee and Evaluator       11
Other Information                                       12

                       The FT Series

The FT Series Defined.

We, First Trust Portfolios L.P. (formerly known as Nike Securities L.P.) (the "Sponsor"), have created hundreds of similar yet separate series of a unit investment trust which we have named the FT Series or its predecessor, The First Trust Special Situations Trust. See Part One for a description of the series and Trusts for which this Part Two propectus relates.

Units of the Trusts can only be purchased through registered broker/dealers who charge periodic fees as part of an alternative account relationship for providing services, including financial planning, investment advisory or asset management, or provide these or comparable services as part of an investment account where a comprehensive "wrap fee" or similar charge is imposed; or by employees, officers and directors (or their immediate family members) of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us. You may switch from one FlexPortfolio to any other FlexPortfolio series which is currently in the primary market on any business day at no additional cost. However, your broker/dealer or the Sponsor may at any time, without prior notice, place limits on the number of exchanges you can make.

Each Trust was created under the laws of the State of New York by a Trust Agreement (the "Indenture") dated the Initial Date of Deposit. This agreement, entered into among First Trust Portfolios L.P. (formerly known as Nike Securities L.P.), as Sponsor, JPMorgan Chase Bank as Trustee and First Trust Advisors L.P. as Portfolio Supervisor and Evaluator, governs the operation of the Trusts.

How We Created the Trusts.

On the Initial Date of Deposit, we deposited portfolios of common stocks with the Trustee and in turn, the Trustee delivered documents to us representing our ownership of the Trusts in the form of units ("Units").

See "The Objective of the Trust" in Part Three for each Trust for a specific description of such Trust's objective.

We cannot guarantee that a Trust will keep its present size and composition for any length of time. Since the prices of the Securities will fluctuate daily, the ratio of Securities in the Trusts, on a market value basis, will also change daily. Securities may periodically be sold under certain circumstances, and the proceeds from these sales will be used to meet Trust obligations or distributed to Unit holders, but will not be reinvested. However, Securities will not be sold to take advantage of market fluctuations or changes in anticipated rates of appreciation or depreciation, or if they no longer meet the criteria by which they were selected. You will not be able to dispose of or vote any of the Securities in a Trust. As the holder of the Securities, the Trustee will vote all of the Securities and will do so based on our instructions.

Neither we nor the Trustee will be liable for a failure in any of the Securities.

                       Risk Factors

Price Volatility. The Trusts invest in common stocks of U.S. and, for certain Trusts, foreign companies. The value of a Trust's Units will fluctuate with changes in the value of these common stocks. Common stock prices fluctuate for several reasons including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur.

Because the Trusts are not managed, the Trustee will not sell stocks in response to or in anticipation of market fluctuations, as is common in managed investments. As with any investment, we cannot guarantee that the performance of any Trust will be positive over any period of time, or that you won't lose money. Units of the Trusts are not deposits of any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Certain of the Securities in certain Trusts may be issued by companies with market capitalizations of less than $1.5 billion. Smaller companies present some unique investment risks. Small-caps may have limited product lines, as well as shorter operating histories, less experienced management and more limited financial resources than larger companies. Stocks of smaller companies may be less liquid than those of larger companies and may experience greater price fluctuations than larger companies. In addition, small-cap stocks may not be widely followed by the investment community, which may result in low demand.

Dividends. There is no guarantee that the issuers of the Securities will declare dividends in the future or that if declared they will either remain at current levels or increase over time.

Legislation/Litigation. From time to time, various legislative initiatives are proposed in the United States and abroad which may have a negative impact on certain of the companies represented in the Trusts.

In addition, litigation regarding any of the issuers of the Securities, or of the industries represented by these issuers, may negatively impact the share prices of these Securities. We cannot predict what impact any pending or threatened litigation will have on the share prices of the Securities.

Foreign Stocks. Certain of the Securities in certain Trusts may be issued by foreign companies, which makes these Trusts subject to more risks than if they invested solely in domestic common stocks. These Securities are either directly listed on a U.S. securities exchange or are in the form of American Depositary Receipts ("ADRs") which are listed on a U.S. securities exchange. Risks of foreign common stocks include higher brokerage costs; different accounting standards; expropriation, nationalization or other adverse political or economic developments; currency devaluations, blockages or transfer restrictions; restrictions on foreign investments and exchange of securities; inadequate financial information; and lack of liquidity of certain foreign markets.

                      Public Offering

The Public Offering Price.

You may buy Units at the Public Offering Price, the price per Unit of which is comprised of the following:

- The aggregate underlying value of the Securities;

- The amount of any cash in the Income and Capital Accounts;

- Dividends receivable on Securities; and

- The accrued Sponsor retention (which is entirely deferred).

The price you pay for your Units will differ from the amount stated under "Summary of Essential Information" in Part One of this prospectus due to various factors, including fluctuations in the prices of the Securities and changes in the value of the Income and/or Capital Accounts.

Although you are not required to pay for your Units until three business days following your order (the "date of settlement"), you may pay before then. You will become the owner of Units ("Record Owner") on the date of settlement if payment has been received. If you pay for your Units before the date of settlement, we may use your payment during this time and it may be considered a benefit to us, subject to the limitations of the Securities Exchange Act of 1934.

Sponsor Retention.

The maximum Sponsor retention you will pay is entirely deferred as listed in Part One of this prospectus.

The Value of the Securities.

The Evaluator will appraise the aggregate underlying value of the Securities in a Trust as of the Evaluation Time on each business day and will adjust the Public Offering Price of the Units according to this valuation. This Public Offering Price will be effective for all orders received before the Evaluation Time on each such day. If we or the Trustee receive orders for purchases, sales or redemptions after that time, or on a day which is not a business day, they will be held until the next determination of price. The term "business day" as used in this prospectus will exclude Saturdays, Sundays and certain national holidays on which the NYSE is closed.

The aggregate underlying value of the Securities in a Trust will be determined as follows: if the Securities are listed on a securities exchange or The Nasdaq Stock Market, their value is generally based on the closing sale prices on that exchange or system (unless it is determined that these prices are not appropriate as a basis for valuation). However, if there is no closing sale price on that exchange or system, they are valued based on the closing bid prices. If the Securities are not so listed, or, if so listed and the principal market for them is other than on that exchange or system, their value will generally be based on the current bid prices on the over-the-counter market (unless it is determined that these prices are not appropriate as a basis for valuation). If current bid prices are unavailable, the valuation is generally determined:

a) On the basis of current bid prices for comparable securities;

b) By appraising the value of the Securities on the bid side of the market; or

c) By any combination of the above.

                   Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. All Units will be sold at the then current Public Offering Price.

Award Programs.

From time to time we may sponsor programs which provide awards to a dealer's registered representatives who have sold a minimum number of Units during a specified time period. We may also pay fees to qualifying dealers for services or activities which are meant to result in sales of Units of the Trusts. In addition, we will pay to dealers who sponsor sales contests or recognition programs that conform to our criteria, or participate in our sales programs, amounts equal to no more than the total applicable sales charge on Units sold by such persons during such programs. We make these payments out of our own assets and not out of Trust assets. These programs will not change the price you pay for your Units.

Advertising and Investment Comparisons.

Advertising materials regarding a Trust may discuss several topics, including: developing a long-term financial plan; working with your financial professional; the nature and risks of various investment strategies and unit investment trusts that could help you reach your financial goals; the importance of discipline; how a Trust operates; how securities are selected; various unit investment trust features such as convenience and costs; and options available for certain types of unit investment trusts. These materials may include descriptions of the principal businesses of the companies represented in each Trust, research analysis of why they were selected and information relating to the qualifications of the persons or entities providing the research analysis. In addition, they may include research opinions on the economy and industry sectors included and a list of investment products generally appropriate for pursuing those recommendations.

From time to time we may compare the estimated returns of a Trust (which may show performance net of the expenses and charges a Trust would have incurred) and returns over specified periods of other similar trusts we sponsor in our advertising and sales materials, with (1) returns on other taxable investments such as the common stocks comprising various market indices, corporate or U.S. Government bonds, bank CDs and money market accounts or funds, (2) performance data from Morningstar Publications, Inc. or (3) information from publications such as Money, The New York Times, U.S. News and World Report, BusinessWeek, Forbes or Fortune. The investment characteristics of each Trust differ from other comparative investments. You should not assume that these performance comparisons will be representative of a Trust's future performance.

                   The Sponsor's Profits

We will receive the Sponsor retention per Unit for each Trust as stated in Part Three "Public Offering." In maintaining a market for Units, any difference between the price at which we purchase Units and the price at which we sell or redeem them will be a profit or loss to us.

                   The Secondary Market

Although not obligated, we intend to maintain a market for the Units and continuously offer to purchase Units at prices based on the Redemption Price per Unit.

We will pay all expenses to maintain a secondary market, except the Evaluator fees, Trustee costs to transfer and record the ownership of Units and costs incurred in annually updating such Trusts' registration statements. We may discontinue purchases of Units at any time. IF YOU WISH TO DISPOSE OF YOUR UNITS, YOU SHOULD ASK US FOR THE CURRENT MARKET PRICES BEFORE MAKING A TENDER FOR REDEMPTION TO THE TRUSTEE.

                   How We Purchase Units

The Trustee will notify us of any tender of Units for redemption. If our bid is equal to or greater than the Redemption Price per Unit, we may purchase the Units. You will receive your proceeds from the sale no later than if they were redeemed by the Trustee. We may tender Units we hold to the Trustee for redemption as any other Units. If we elect not to purchase Units, the Trustee may sell tendered Units in the over-the-counter market, if any. However, the amount you will receive is the same as you would have received on redemption of the Units.

                   Expenses and Charges

The estimated annual expenses of each Trust are set forth under "Summary of Essential Information" in Part One of this prospectus. If actual expenses of a Trust exceed the estimate, that Trust will bear the excess. The Trustee will pay operating expenses of a Trust from the Income Account of such Trust if funds are available, and then from the Capital Account. The Income and Capital Accounts are noninterest-bearing to Unit holders, so the Trustee may earn interest on these funds, thus benefiting from their use.

First Trust Advisors L.P., an affiliate of ours, will be compensated for providing bookkeeping and other administrative services to the Trusts and, as Sponsor, we will receive brokerage fees when a Trust uses us (or an affiliate of ours) as agent in buying or selling Securities. Legal, typesetting, electronic filing and regulatory filing fees and expenses associated with updating those Trusts' registration statements yearly are also chargeable to such Trusts. In addition, First Trust Advisors L.P. acts as both Portfolio Supervisor and Evaluator to the Trusts and will receive the fees set forth under "Summary of Essential Information" in Part One of this prospectus for providing portfolio supervisory and evaluation services to the Trusts. In providing portfolio supervisory services, the Portfolio Supervisor may purchase research services from a number of sources, which may include underwriters or dealers of the Trusts.

The fees payable to First Trust Advisors L.P. and the Trustee are based on the largest aggregate number of Units of a Trust outstanding at any time during the calendar year. These fees may be adjusted for inflation without Unit holders' approval, but in no case will the annual fee paid to us or our affiliates for providing a given service to all unit investment trusts for which we provide such services be more than the actual cost of providing such service in such year.

For certain Trusts, as set forth in the "Summary of Essential Information" appearing in Part One for such Trusts, expenses incurred in establishing such Trusts, including costs of preparing the registration statement, the trust indenture and other closing documents, registering Units with the Securities and Exchange Commission and states, the initial audit of the Trust portfolio and the initial fees and expenses of the Trustee and any other out-of-pocket expenses, have been paid by the Trust and are being charged off over a period not to exceed five years from such Trust's Initial Date of Deposit, or over a period not to exceed the life of the Trust, if shorter than five years.

In addition to a Trust's operating expenses, and the fees described above, the Trusts may also incur the following charges:

- License fees payable by a Trust for the use of certain trademarks and trade names associated with such Trust, if any;

- All legal and annual auditing expenses of the Trustee according to its responsibilities under the Indenture;

- The expenses and costs incurred by the Trustee to protect a Trust and your rights and interests;

- Fees for any extraordinary services the Trustee performed under the Indenture;

- Payment for any loss, liability or expense the Trustee incurred without negligence, bad faith or willful misconduct on its part, in connection with its acceptance or administration of a Trust;

- Payment for any loss, liability or expenses we incurred without negligence, bad faith or willful misconduct in acting as Depositor of a Trust; and/or

- All taxes and other government charges imposed upon the Securities or any part of a Trust.

The above expenses and the Trustee's annual fee are secured by a lien on a Trust. Since dividend income is unpredictable, we cannot guarantee that dividends will be sufficient to meet any or all expenses of a Trust. If there is not enough cash in the Income or Capital Accounts of a Trust, the Trustee has the power to sell Securities in a Trust to make cash available to pay these charges which may result in capital gains or losses to you. See "Tax Status."

Each Trust will be audited annually. So long as we are making a secondary market for Units, we will bear the cost of these annual audits to the extent the costs exceed $0.0050 per Unit. Otherwise, each Trust will pay for the audit. You can request a copy of the audited financial statements from the Trustee.

                        Tax Status

Federal Tax Status.

This section summarizes some of the main U.S. federal income tax consequences of owning Units of the Trusts. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker/dealer, or other investor with special circumstances. In addition, this section does not describe your state or foreign taxes. As with any investment, you should consult your own tax professional about your particular consequences. In addition, the Internal Revenue Service issued new withholding and reporting regulations effective January 1, 2001. Foreign investors should consult their own tax advisors regarding the tax consequences of these regulations.

Trust Status.

The Trusts will not be taxed as corporations for federal income tax purposes. As a Unit owner, you will be treated as the owner of a pro rata portion of the Securities and other assets held by your Trust, and as such you will be considered to have received a pro rata share of income (e.g., dividends and capital gains, if any) from each Security when such income would be considered to be received by you if you directly owned the Trust's assets. This is true even if you elect to have your distributions automatically reinvested into additional Units. In addition, the income from your Trust which you must take into account for federal income tax purposes is not reduced for amounts used to pay the Trust expenses.

Your Tax Basis and Income or Loss Upon Disposition.

If your Trust disposes of Securities, you will generally recognize gain or loss. If you dispose of your Units or redeem your Units for cash, you will also generally recognize gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in the related Securities from your share of the total amount received in the transaction. You can generally determine your initial tax basis in each Security or other Trust asset by apportioning the cost of your Units, generally including sales charges, among each Security or other Trust asset ratably according to their value on the date you purchase your Units. In certain circumstances, however, you may have to adjust your tax basis after you purchase your Units (for example, in the case of certain dividends that exceed a corporation's accumulated earnings and profits).

If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term gains from most property acquired after December 31, 2000 with a holding period of more than five years. Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units to determine your holding period. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code, however, treats certain capital gains as ordinary income in special situations.

In-Kind Distributions.

Under certain circumstances, as described in this prospectus, you may request a distribution of Securities (an "In-Kind Distribution") when you redeem Units or at your Trust's termination. By electing to receive an In-Kind Distribution, you will receive whole shares of stock plus, possibly, cash. You will not recognize gain or loss if you only receive Securities in exchange for your pro rata portion of the Securities held by your Trust. However, if you also receive cash in exchange for a Trust asset or fractional share of a Security held by such Trust, you will generally recognize gain or loss based on the difference between the amount of cash you receive and your tax basis in such Trust asset or fractional share.

Limitations on the Deductibility of Trust Expenses.

Generally, for federal income tax purposes, you must take into account your full pro rata share of your Trust's income, even if some of that income is used to pay Trust expenses. You may deduct your pro rata share of each expense paid by your Trust to the same extent as if you directly paid the expense. You may, however, be required to treat some or all of the expenses of your Trust as miscellaneous itemized deductions. Individuals may only deduct certain miscellaneous itemized deductions to the extent they exceed 2% of adjusted gross income.

Foreign, State and Local Taxes.

Payments on some of the Securities that are paid to your Trust may be subject to foreign withholding taxes. Any income withheld will still be treated as income to you. However, because you are deemed to have paid directly your share of foreign taxes that have been paid or accrued by your Trust, you may be entitled to a foreign tax credit or deduction for U.S. tax purposes with respect to such taxes.

Distributions by a Trust that are treated as U.S. source income (e.g., dividends received on Securities of domestic corporations) will generally be subject to U.S. income taxation and withholding in the case of Units held by non-resident alien individuals, foreign corporations or other non-U.S. persons, subject to any applicable treaty. However, distributions by a Trust that are derived from certain dividends of Securities of a foreign corporation may not be subject to U.S. income taxation and withholding in the case of Units held by non-resident alien individuals, foreign corporations or other non-U.S. persons.

Under the existing income tax laws of the State and City of New York, the Trusts will not be taxed as corporations, and the income of the Trusts will be treated as the income of the Unit holders in the same manner as for federal income tax purposes.

                  Rights of Unit Holders

Unit Ownership.

The Trustee will treat as Record Owner of Units persons registered as such on its books. It is your responsibility to notify the Trustee when you become Record Owner, but normally your broker/dealer provides this notice. All Units will be held in uncertificated form.

The Trustee will establish an account for you and credit your account with the number of Units you purchase. Within two business days of the issuance or transfer of Units, the Trustee will send you:

- A written initial transaction statement containing a description of your Trust;

- The number of Units issued or transferred;

- Your name, address and Taxpayer Identification Number ("TIN");

- A notation of any liens or restrictions of the issuer and any adverse claims; and

- The date the transfer was registered.

You may transfer or redeem your Units by submitting a written request, together with a signature guaranteed by an eligible institution. In certain cases the Trustee may require additional documentation before they will transfer or redeem your Units. You may be required to pay a nominal fee to the Trustee, including any government charge that may be imposed, for each transfer or redemption.

Unit Holder Reports.

In connection with each distribution, the Trustee will provide you with a statement detailing the per Unit amount of income (if any) distributed. After the end of each calendar year, the Trustee will provide you:

- A summary of transactions in your Trust for the year;

- A list of any Securities sold during the year and the Securities held at the end of that year by your Trust;

- The Redemption Price per Unit, computed on the 31st day of December of such year (or the last business day before); and

- Amounts of income and capital distributed during the year.

You may request from the Trustee copies of the evaluations of the Securities as prepared by the Evaluator.

             Income and Capital Distributions

You will begin receiving distributions on your Units only after you become a Record Owner. The Trustee will credit dividends received on Securities to the Income Account of a Trust. All other receipts, such as return of capital, are credited to the Capital Account of a Trust.

The Trustee will distribute any net income in the Income Account on or near the Income Distribution Dates to Unit holders of record on the preceding Income Distribution Record Date. See "Summary of Essential Information" in Part One of this prospectus. No income distribution will be paid if accrued expenses of a Trust exceed amounts in the Income Account on the Income Distribution Dates. Distribution amounts will vary with changes in a Trust's fees and expenses, in dividends received and with the sale of Securities. The Trustee will distribute amounts in the Capital Account, net of amounts designated to meet redemptions, pay the Sponsor retention or pay expenses, on the last day of each month to Unit holders of record on the fifteenth day of each month provided the amount equals at least $1.00 per 100 Units. If the Trustee does not have your TIN, it is required to withhold a certain percentage of your distribution and deliver such amount to the Internal Revenue Service ("IRS"). You may recover this amount by giving your TIN to the Trustee, or when you file a tax return. However, you should check your statements to make sure the Trustee has your TIN to avoid this "back-up withholding."

We anticipate that there will be enough money in the Capital Account of a Trust to pay the Sponsor retention. If not, the Trustee may sell Securities to meet the shortfall.

Within a reasonable time after a Trust is terminated, you will receive the pro rata share of the money from the sale of the Securities.
However, if you are eligible, you may elect to receive an In-Kind
Distribution as described under "Amending or Terminating the Indenture." You will receive a pro rata share of any other assets remaining in your Trust, after deducting any unpaid expenses.

The Trustee may establish reserves (the "Reserve Account") within a Trust to cover anticipated state and local taxes or any governmental charges to be paid out of that Trust.

Distribution Reinvestment Option. If applicable, you may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. You will have to pay any remaining Sponsor retention payments not yet accrued on any Units acquired pursuant to this distribution reinvestment option. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                   Redeeming Your Units

You may redeem all or a portion of your Units at any time by delivering a request for redemption to the Trustee. The redemption request must be properly endorsed with proper instruments of transfer and signature guarantees as explained in "Rights of Unit Holders-Unit Ownership." No redemption fee will be charged, but you are responsible for any governmental charges that apply. Certain broker/dealers may charge a transaction fee for processing redemption requests. Units redeemed directly through the Trustee are not subject to such transaction fees. Three business days after the day you tender your Units (the "Date of Tender") you will receive cash in an amount for each Unit equal to the Redemption Price per Unit calculated at the Evaluation Time on the Date of Tender.

The Date of Tender is considered to be the date on which the Trustee receives your redemption request (if such day is a day the NYSE is open for trading). However, if your redemption request is received after 4:00 p.m. Eastern time (or after any earlier closing time on a day on which the NYSE is scheduled in advance to close at such earlier time), the Date of Tender is the next day the NYSE is open for trading.

Any amounts paid on redemption representing income will be withdrawn from the Income Account of a Trust if funds are available for that purpose, or from the Capital Account. All other amounts paid on redemption will be taken from the Capital Account of a Trust. The IRS will require the Trustee to withhold a portion of your redemption proceeds if it does not have your TIN, as generally discussed under "Income and Capital Distributions."

The Trustee may sell Securities of a Trust to make funds available for redemption. If Securities are sold, the size and diversification of a Trust will be reduced. These sales may result in lower prices than if the Securities were sold at a different time. As a result, your broker/dealer or the Sponsor may at any time place limits on the number of exchanges between FlexPortfolios you can make with or without prior notice. However, any limitation on your right to exchange between FlexPortfolios will have no effect on your right to redeem Units.

Your right to redeem Units (and therefore, your right to receive payment) may be delayed:

- If the NYSE is closed (other than customary weekend and holiday closings);

- If the SEC determines that trading on the NYSE is restricted or that an emergency exists making sale or evaluation of the Securities not reasonably practical; or

- For any other period permitted by SEC order.

The Trustee is not liable to any person for any loss or damage which may result from such a suspension or postponement.

The Redemption Price.

The Redemption Price per Unit is determined by the Trustee by:

adding

1. cash in the Income and Capital Accounts of a Trust not designated to purchase Securities;

2. the aggregate underlying value of the Securities held in that Trust;
and

3. dividends receivable on the Securities trading ex-dividend as of the date of computation; and

deducting

1. any applicable taxes or governmental charges that need to be paid out of such Trust;

2. any amounts owed to the Trustee for its advances;

3. estimated accrued expenses of such Trust, if any;

4. cash held for distribution to Unit holders of record of such Trust as of the business day before the evaluation being made;

5. other liabilities incurred by such Trust; and

dividing

1. the result by the number of outstanding Units of such Trust.

             Removing Securities from a Trust

The portfolios of the Trusts are not managed. However, we may, but are not required to, direct the Trustee to dispose of a Security in certain limited circumstances, including situations in which:

- The issuer of the Security defaults in the payment of a declared dividend;

- Any action or proceeding prevents the payment of dividends;

- There is any legal question or impediment affecting the Security;

- The issuer of the Security has breached a covenant which would affect the payment of dividends, the issuer's credit standing, or otherwise damage the sound investment character of the Security;

- The issuer has defaulted on the payment of any other of its outstanding obligations;

- There has been a public tender offer made for a Security or a merger or acquisition is announced affecting a Security, and that in our opinion the sale or tender of the Security is in the best interest of Unit holders; or

- The price of the Security has declined to such an extent, or such other credit factors exist, that in our opinion keeping the Security would be harmful to a Trust.

A Trust may not acquire any securities or other property other than the Securities. The Trustee, on behalf of a Trust, will reject any offer for new or exchanged securities or property in exchange for a Security, such as those acquired in a merger or other transaction. If such exchanged securities or property are nevertheless acquired by a Trust, at our instruction they will either be sold or held in such Trust. In making the determination as to whether to sell or hold the exchanged securities or property we may get advice from each Portfolio Supervisor. Any proceeds received from the sale of Securities, exchanged securities or property will be credited to the Capital Account of a Trust for distribution to Unit holders or to meet redemption requests. The Trustee may retain and pay us or an affiliate of ours to act as agent for the Trusts to facilitate selling Securities, exchanged securities or property from the Trusts. If we or our affiliate act in this capacity, we will be held subject to the restrictions under the Investment Company Act of 1940, as amended.

The Trustee may sell Securities designated by us, or, absent our direction, at its own discretion, in order to meet redemption requests or pay expenses. In designating Securities to be sold, we will try to maintain the proportionate relationship among the Securities. If this is not possible, the composition and diversification of a Trust may be changed. To get the best price for a Trust we may specify minimum amounts (generally 100 shares) in which blocks of Securities are to be sold. We may consider sales of Units of unit investment trusts which we sponsor when we make recommendations to the Trustee as to which broker/dealers they select to execute the Trusts' portfolio transactions, or when acting as agent for the Trusts in acquiring or selling Securities on behalf of the Trusts.

           Amending or Terminating the Indenture

Amendments. The Indenture may be amended by us and the Trustee without your consent:

- To cure ambiguities;

- To correct or supplement any defective or inconsistent provision;

- To make any amendment required by any governmental agency; or

- To make other changes determined not to be materially adverse to your best interests (as determined by us and the Trustee).

Termination. As provided by the Indenture, each Trust will terminate on the Mandatory Termination Date. A Trust may be terminated earlier:

- Upon the consent of 100% of the Unit holders;

- If the value of the Securities owned by such Trust as shown by any evaluation is less than the lower of $2,000,000 or 20% of the total value of Securities deposited in such Trust during the initial offering period ("Discretionary Liquidation Amount"); or

- In the event that Units of a Trust not yet sold aggregating more than 60% of the Units of such Trust are tendered for redemption by underwriters, including the Sponsor.

Prior to termination, the Trustee will send written notice to registered account holders holders which will specify how you should tender your Units. If a Trust is terminated due to this last reason, we will refund your entire Sponsor retention; however, termination of a Trust before the Mandatory Termination Date for any other stated reason will result only in the waiver of any remaining unaccrued Sponsor retention payments at the time of termination. For various reasons, including Unit holders exchanging between FlexPortfolios, a Trust may be reduced below the Discretionary Liquidation Amount and could therefore be terminated before the Mandatory Termination Date.

Unless terminated earlier, the Trustee will begin to sell Securities in connection with the termination of a Trust during the period beginning nine business days prior to, and no later than, the Mandatory Termination Date. We will determine the manner and timing of the sale of Securities. Because the Trustee must sell the Securities within a relatively short period of time, the sale of Securities as part of the termination process may result in a lower sales price than might otherwise be realized if such sale were not required at this time.

If you qualify for an In-Kind Distribution, the Trustee will send you a form at least 30 days prior to the Mandatory Termination Date which will enable you to receive an In-Kind Distribution (reduced by customary transfer and registration charges and subject to any additional restrictions imposed by your "Wrap Fee" plan) rather than the typical cash distribution. See "Tax Status" for additional information. You must notify the Trustee at least ten business days prior to the Mandatory Termination Date if you elect this In-Kind Distribution option. If you do not elect to participate in the In-Kind Distribution option, you will receive a cash distribution from the sale of the remaining Securities, along with your interest in the Income and Capital Accounts, within a reasonable time after your Trust is terminated. Regardless of the distribution involved, the Trustee will deduct from a Trust any accrued costs, expenses, advances or indemnities provided for by the Indenture, including estimated compensation of the Trustee and costs of liquidation and any amounts required as a reserve to pay any taxes or other governmental charges.

     Information on the Sponsor, Trustee and Evaluator

The Sponsor.

We, First Trust Portfolios L.P. (formerly known as Nike Securities L.P.), specialize in the underwriting, trading and wholesale distribution of unit investment trusts under the "First Trust" brand name and other securities. An Illinois limited partnership formed in 1991, we act as Sponsor for successive series of:

- The First Trust Combined Series

- FT Series (formerly known as The First Trust Special Situations Trust)

- The First Trust Insured Corporate Trust

- The First Trust of Insured Municipal Bonds

- The First Trust GNMA

First Trust introduced the first insured unit investment trust in 1974. To date we have deposited more than $40 billion in First Trust unit investment trusts. Our employees include a team of professionals with many years of experience in the unit investment trust industry.

We are a member of the National Association of Securities Dealers, Inc. and Securities Investor Protection Corporation. Our principal offices are at 1001 Warrenville Road, Lisle, Illinois 60532; telephone number
(630) 241-4141. As of December 31, 2001, the total partners' capital of First Trust Portfolios L.P. was $17,560,001 (audited).

This information refers only to us and not to the Trusts or to any series of the Trusts or to any other dealer. We are including this information only to inform you of our financial responsibility and our ability to carry out our contractual obligations. We will provide more detailed financial information on request.

Code of Ethics. The Sponsor and the Trusts have adopted a code of ethics requiring the Sponsor's employees who have access to information on Trust transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to the Trusts.

The Trustee.

The Trustee is JPMorgan Chase Bank, with its principal executive office located at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 Chase MetroTech Center, 3rd Floor, Brooklyn, New York 11245. If you have questions regarding the Trusts, you may call the Customer Service Help Line at 1-800-682-7520. The Trustee is supervised by the Superintendent of Banks of the State of New York, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System.

The Trustee has not participated in selecting the Securities; it only provides administrative services.

Limitations of Liabilities of Sponsor and Trustee.

Neither we nor the Trustee will be liable for taking any action or for not taking any action in good faith according to the Indenture. We will also not be accountable for errors in judgment. We will only be liable for our own willful misfeasance, bad faith, gross negligence (ordinary negligence in the Trustee's case) or reckless disregard of our obligations and duties. The Trustee is not liable for any loss or depreciation when the Securities are sold. If we fail to act under the Indenture, the Trustee may do so, and the Trustee will not be liable for any action it takes in good faith under the Indenture.

The Trustee will not be liable for any taxes or other governmental charges or interest on the Securities which the Trustee may be required to pay under any present or future law of the United States or of any other taxing authority with jurisdiction. Also, the Indenture states other provisions regarding the liability of the Trustee.

If we do not perform any of our duties under the Indenture or are not able to act or become bankrupt, or if our affairs are taken over by public authorities, then the Trustee may:

- Appoint a successor sponsor, paying them a reasonable rate not more than that stated by the SEC;

- Terminate the Indenture and liquidate the Trust; or

- Continue to act as Trustee without terminating the Indenture.

The Evaluator.

The Evaluator is First Trust Advisors L.P., an Illinois limited partnership formed in 1991 and an affiliate of the Sponsor. The
Evaluator's address is 1001 Warrenville Road, Lisle, Illinois 60532.

The Trustee, Sponsor and Unit holders may rely on the accuracy of any evaluation prepared by the Evaluator. The Evaluator will make determinations in good faith based upon the best available information, but will not be liable to the Trustee, Sponsor or Unit holders for errors in judgment.

                     Other Information

Legal Opinions.

Our counsel is Chapman and Cutler, 111 W. Monroe St., Chicago, Illinois, 60603. They have passed upon the legality of the Units offered hereby and certain matters relating to federal tax law. Carter, Ledyard & Milburn acts as the Trustee's counsel, as well as special New York tax counsel for the Trusts.

Experts.

The financial statements of the Trusts for the period set forth in and included as part of Part One of this prospectus and registration statement have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein and elsewhere in the registration statement, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

The financial statements for periods prior to that audited by Deloitte & Touche LLP were audited by other auditors whose report expressed an unqualified opinion on those financial statements.

                 This page is intentionally left blank.

Page 13


                 This page is intentionally left blank.

Page 14


                 This page is intentionally left blank.

Page 15


                             First Trust(R)

                          FlexPortfolio Series
                                FT Series

                               Prospectus
                                Part Two

                                Sponsor:

                       First Trust Portfolios L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                Trustee:

                           JPMorgan Chase Bank

                   4 Chase MetroTech Center, 3rd floor
                        Brooklyn, New York 11245
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

  This prospectus contains information relating to the above-mentioned unit investment trusts, but does not contain all of the information about this investment company as filed with the Securities and Exchange
                Commission in Washington, D.C. under the:

- Securities Act of 1933 (file no. set forth in Part One for each Trust) and

- Investment Company Act of 1940 (file no. 811-05903)

  Information about the Trusts, including their Codes of Ethics, can be reviewed and copied at the Securities and Exchange Commission's Public
Reference Room in Washington D.C. Information regarding the operation of the Commission's Public Reference Room may be obtained by calling the
                      Commission at 1-202-942-8090.

 Information about the Trusts is available on the EDGAR Database on the
                      Commission's Internet site at
                           http://www.sec.gov.

                 To obtain copies at prescribed rates -

              Write: Public Reference Section of the Commission
                     450 Fifth Street, N.W.
                     Washington, D.C. 20549-0102
     e-mail address: publicinfo@sec.gov

                              June 28, 2002

           PLEASE RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE

Page 14


              America's Leading Brands FlexPortfolio Series

                                FT Series

PROSPECTUS                                     NOTE: THIS PART THREE PROSPECTUS
Part Three                                                MAY ONLY BE USED WITH
Dated June 28, 2002                                       PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which the Trust is named. The objective of each Trust is to provide the potential for above-average total return through capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)

                             1-800-621-9533

                       Portfolios

Objectives.

The objective of each Trust is to provide investors with the potential for above-average capital appreciation through an investment in a diversified portfolio of common stocks of companies in the industry sector or investment focus for which the Trust is named. A diversified portfolio helps to offset the risks normally associated with such an investment, although it does not eliminate them entirely. The companies selected for the Trusts have been researched and evaluated using database screening techniques, fundamental analysis, and the judgment of the Sponsor's research analysts.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in a Trust.

                      Risk Factors

Consumer Products Industry. Because more than 25% of each Trust is invested in common stocks of companies in the consumer products industry, each Trust is considered to be concentrated in consumer products companies. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. General risks of these companies include cyclicality of revenues and earnings, changing consumer tastes, extensive competition, product liability litigation and increased governmental regulation. Generally, spending on consumer products is affected by the economic health of consumers. A weak economy and its effect on consumer spending would adversely affect consumer products companies.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. You may have to pay any remaining Sponsor retention on any Units acquired pursuant to this distribution reinvestment option. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

              America's Leading Brands FlexPortfolio Series
                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                       First Trust Portfolios L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                           JPMorgan Chase Bank

                   4 Chase MetroTech Center, 3rd floor
                        Brooklyn, New York 11245
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

              America's Leading Brands FlexPortfolio Series

                              The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated June 28, 2002. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
   Foreign Issuers                                             1
Concentration
   Consumer Products                                           2

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Foreign Issuers. Since certain of the Securities included in the Trusts may consist of securities of foreign issuers, an investment in the Trusts involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers

Page 1

are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trusts, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trusts.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the United States dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities. See "Exchange Rate" below.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trusts are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trusts of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trusts. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of the Trusts to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trusts relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by a Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by the Trusts will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trusts will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Concentration

Consumer Products. An investment in the America's Leading Brands FlexPortfolio Series should be made with an understanding of the problems and risks inherent in an investment in the consumer products industry in general. These include the cyclicality of revenues and earnings, changing consumer demands, regulatory restrictions, product liability litigation and other litigation resulting from accidents, extensive competition (including that of low-cost foreign competition), unfunded pension fund liabilities and employee and retiree benefit costs and financial deterioration resulting from leveraged buy-outs, takeovers or acquisitions. In general, expenditures on consumer products will be affected by the economic health of consumers. A weak economy with its consequent effect on consumer spending would have an adverse effect on consumer products companies. Other factors of particular relevance to the profitability of the industry are the effects of increasing environmental regulation on packaging and on waste disposal, the continuing need to conform with foreign regulations governing packaging and the environment, the outcome of trade negotiations and the effect on foreign subsidies and tariffs, foreign exchange rates, the price of oil and its effect on energy costs, inventory cutbacks by retailers, transportation and distribution costs, health concerns relating to the consumption of certain products, the effect of demographics on consumer demand, the availability and cost of raw materials and the ongoing need to develop new products and to improve productivity.

Page 2


                       Energy FlexPortfolio Series

                                FT Series

PROSPECTUS                                     NOTE: THIS PART THREE PROSPECTUS
Part Three                                                MAY ONLY BE USED WITH
Dated June 28, 2002                                       PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which the Trust is named. The objective of each Trust is to provide the potential for above-average total return through capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)

                             1-800-621-9533

                       Portfolios

Objectives.

The objective of each Trust is to provide investors with the potential for above-average capital appreciation through an investment in a diversified portfolio of common stocks of companies in the industry sector or investment focus for which the Trust is named. A diversified portfolio helps to offset the risks normally associated with such an investment, although it does not eliminate them entirely. The companies selected for the Trusts have been researched and evaluated using database screening techniques, fundamental analysis, and the judgment of the Sponsor's research analysts.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in a Trust.

                      Risk Factors

Energy Industry. Because more than 25% of each Trust is invested in common stocks of companies that explore for, produce, refine, distribute or sell petroleum products, or provide parts or services to petroleum companies, each Trust is considered to be concentrated in the oil and petroleum products industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. General problems of the oil and petroleum products industry include volatile fluctuations in price and supply of energy fuels, international politics, reduced demand as a result of increases in energy efficiency and energy conservation, the success of exploration projects, clean-up and litigation costs relating to oil spills and environmental damage, and tax and other regulatory policies of various governments. Oil production and refining companies are subject to extensive federal, state and local environmental laws and regulations regarding air emissions and the disposal of hazardous materials. In addition, declines in U.S. and Russian crude oil production will likely lead to a greater world dependence on oil from OPEC nations which may result in more volatile oil prices.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. You may have to pay any remaining Sponsor retention on any Units acquired pursuant to this distribution reinvestment option. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                       Energy FlexPortfolio Series
                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                       First Trust Portfolios L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                           JPMorgan Chase Bank

                   4 Chase MetroTech Center, 3rd floor
                        Brooklyn, New York 11245
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

                       Energy FlexPortfolio Series

                              The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated June 28, 2002. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
   Foreign Issuers                                             1
Concentration
   Energy                                                      2

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Foreign Issuers. Since certain of the Securities included in the Trusts may consist of securities of foreign issuers, an investment in the Trusts involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trusts, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trusts.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the United States dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities. See "Exchange Rate" below.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trusts are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trusts of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trusts. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of the Trusts to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trusts relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by a Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by the Trusts will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trusts will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Concentration

Energy. An investment in Units of the Texas Portfolio Series should be made with an understanding of the problems and risks such an investment may entail.

The Texas Portfolio Series invests in Securities of companies involved in the energy industry. The business activities of companies held in the Texas Portfolio Series may include: production, generation, transmission, marketing, control, or measurement of gas and oil; the provision of component parts or services to companies engaged in the above activities; energy research or experimentation; and environmental activities related to the solution of energy problems, such as energy conservation and pollution control. Companies participating in new activities resulting from technological advances or research discoveries in the energy field were also considered for the Texas Portfolio Series.

The securities of companies in the energy field are subject to changes in value and dividend yield which depend, to a large extent, on the price and supply of energy fuels. Swift price and supply fluctuations may be caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other regulatory policies of various governments. As a result of the foregoing, the Securities in the Texas Portfolio Series may be subject to rapid price volatility. The Sponsor is unable to predict what impact the foregoing factors will have on the Equity Securities during the life of the Texas Portfolio Series.

According to the U.S. Department of Commerce, the factors which will most likely shape the energy industry include the price and availability of oil from the Middle East, changes in United States environmental policies and the continued decline in U.S. production of crude oil. Possible effects of these factors may be increased U.S. and world dependence on oil from the Organization of Petroleum Exporting Countries ("OPEC") and highly uncertain and potentially more volatile oil prices. Factors which the Sponsor believes may increase the profitability of oil and petroleum operations include increasing demand for oil and petroleum products as a result of the continued increases in annual miles driven and the improvement in refinery operating margins caused by increases in average domestic refinery utilization rates. The existence of surplus crude oil production capacity and the willingness to adjust production levels are the two principal requirements for stable crude oil markets. Without excess capacity, supply disruptions in some countries cannot be compensated for by others. Surplus capacity in Saudi Arabia and a few other countries and the utilization of that capacity prevented, during the Persian Gulf crisis, and continues to prevent, severe market disruption. Although unused capacity contributed to market stability in 1990 and 1991, it ordinarily creates pressure to overproduce and contributes to market uncertainty. The restoration of a large portion of Kuwait and Iraq's production and export capacity could lead to such a development in the absence of substantial growth in world oil demand. Formerly, OPEC members attempted to exercise control over production levels in each country through a system of mandatory production quotas. Because of the 1990-1991 crisis in the Middle East, the mandatory system has since been replaced with a voluntary system. Production under the new system has had to be curtailed on at least one occasion as a result of weak prices, even in the absence of supplies from Kuwait and Iraq. The pressure to deviate from mandatory quotas, if they are reimposed, is likely to be substantial and could lead to a weakening of prices. In the longer term, additional capacity and production will be required to accommodate the expected large increases in world oil demand and to compensate for expected sharp drops in U.S. crude oil production and exports from the Soviet Union. Only a few OPEC countries, particularly Saudi Arabia, have the petroleum reserves that will allow the required increase in production capacity to be attained. Given the large-scale financing that is required, the prospect that such expansion will occur soon enough to meet the increased demand is uncertain.

Declining U.S. crude oil production will likely lead to increased dependence on OPEC oil, putting refiners at risk of continued and unpredictable supply disruptions. Increasing sensitivity to environmental concerns will also pose serious challenges to the industry over the coming decade. Refiners are likely to be required to make heavy capital investments and make major production adjustments in order to comply with increasingly stringent environmental legislation, such as the 1990 amendments to the Clean Air Act. If the cost of these changes is substantial enough to cut deeply into profits, smaller refiners may be forced out of the industry entirely. Moreover, lower consumer demand due to increases in energy efficiency and conservation, gasoline reformulations that call for less crude oil, warmer winters or a general slowdown in economic growth in this country and abroad could negatively affect the price of oil and the profitability of oil companies. No assurance can be given that the demand for or prices of oil will increase or that any increases will not be marked by great volatility. Some oil companies may incur large cleanup and litigation costs relating to oil spills and other environmental damage. Oil production and refining operations are subject to extensive federal, state and local environmental laws and regulations governing air emissions and the disposal of hazardous materials. Increasingly stringent environmental laws and regulations are expected to require companies with oil production and refining operations to devote significant financial and managerial resources to pollution control. General problems of the oil and petroleum products industry include the ability of a few influential producers to significantly affect production, the concomitant volatility of crude oil prices, increasing public and governmental concern over air emissions, waste product disposal, fuel quality and the environmental effects of fossil-fuel use in general.

In addition, any future scientific advances concerning new sources of energy and fuels or legislative changes relating to the energy industry or the environment could have a negative impact on the petroleum products industry. While legislation has been enacted to deregulate certain aspects of the oil industry, no assurances can be given that new or additional regulations will not be adopted. Each of the problems referred to could adversely affect the financial stability of the issuers of any petroleum industry stocks in the Texas Portfolio Series.

                 Financial Services FlexPortfolio Series

                                FT Series

PROSPECTUS                                     NOTE: THIS PART THREE PROSPECTUS
Part Three                                                MAY ONLY BE USED WITH
Dated June 28, 2002                                       PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which the Trust is named. The objective of each Trust is to provide the potential for above-average total return through capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)

                             1-800-621-9533

                       Portfolios

Objectives.

The objective of each Trust is to provide investors with the potential for above-average capital appreciation through an investment in a diversified portfolio of common stocks of companies in the industry sector or investment focus for which the Trust is named. A diversified portfolio helps to offset the risks normally associated with such an investment, although it does not eliminate them entirely. The companies selected for the Trusts have been researched and evaluated using database screening techniques, fundamental analysis, and the judgment of the Sponsor's research analysts.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in a Trust.

                      Risk Factors

Financial Services Industry. Because more than 25% of each Trust is invested in financial services companies, each Trust is considered to be concentrated in the financial services industry. A portfolio concentrated in an industry may present more risks than a portfolio which is broadly diversified over several industries. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business. Although recently-enacted legislation repealed most of the barriers which separated the banking, insurance and securities industries, these industries are still extensively regulated at both the federal and state level and may be adversely affected by increased regulations.

Banks and thrifts face increased competition from nontraditional lending sources as regulatory changes, such as the recently enacted financial-services overhaul legislation, permit new entrants to offer various financial products. Technological advances such as the Internet allow these nontraditional lending sources to cut overhead and permit the more efficient use of customer data.

Brokerage firms, broker/dealers, investment banks, finance companies and mutual fund companies are also financial services providers. These companies compete with banks and thrifts to provide traditional financial service products, in addition to their traditional services, such as brokerage and investment advice. In addition, all financial service companies face shrinking profit margins due to new competitors, the cost of new technology and the pressure to compete globally.

Companies involved in the insurance industry are engaged in underwriting, selling, distributing or placing of property and casualty, life or health insurance. Insurance company profits are affected by many factors, including interest rate movements, the imposition of premium rate caps, competition and pressure to compete globally. Property and casualty insurance profits may also be affected by weather catastrophes and other disasters. Life and health insurance profits may be affected by mortality rates. Already extensively regulated, insurance companies' profits may also be adversely affected by increased government regulations or tax law changes.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. You may have to pay any remaining Sponsor retention on any Units acquired pursuant to this distribution reinvestment option. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                 Financial Services FlexPortfolio Series
                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                Sponsor:

                       First Trust Portfolios L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                           JPMorgan Chase Bank

                   4 Chase MetroTech Center, 3rd floor
                        Brooklyn, New York 11245
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

                 Financial Services FlexPortfolio Series

                              The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated June 28, 2002. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
   Foreign Issuers                                             1
Concentration
   Financial Services                                          2

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Foreign Issuers. Since certain of the Securities included in the Trusts may consist of securities of foreign issuers, an investment in the Trusts involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trusts, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trusts.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the United States dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities. See "Exchange Rate" below.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trusts are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trusts of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trusts. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of the Trusts to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trusts relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by a Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by the Trusts will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trusts will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Concentration

Financial Services. An investment in Units of the Financial Services FlexPortfolio Series should be made with an understanding of the problems and risks such an investment may entail.

Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business. Banks and thrifts are highly dependent on net interest margin. Recently, bank profits have come under pressure as net interest margins have contracted, but volume gains have been strong in both commercial and consumer products. There is no certainty that such conditions will continue. Bank and thrift institutions had received significant consumer mortgage fee income as a result of activity in mortgage and refinance markets. As initial home purchasing and refinancing activity subsided, this income diminished. Economic conditions in the real estate markets, which have been weak in the past, can have a substantial effect upon banks and thrifts because they generally have a portion of their assets invested in loans secured by real estate. Banks, thrifts and their holding companies are subject to extensive federal regulation and, when such institutions are state-chartered, to state regulation as well. Such regulations impose strict capital requirements and limitations on the nature and extent of business activities that banks and thrifts may pursue. Furthermore, bank regulators have a wide range of discretion in connection with their supervisory and enforcement authority and may substantially restrict the permissible activities of a particular institution if deemed to pose significant risks to the soundness of such institution or the safety of the federal deposit insurance fund. Regulatory actions, such as increases in the minimum capital requirements applicable to banks and thrifts and increases in deposit insurance premiums required to be paid by banks and thrifts to the Federal Deposit Insurance Corporation ("FDIC"), can negatively impact earnings and the ability of a company to pay dividends. Neither federal insurance of deposits nor governmental regulations, however, insures the solvency or profitability of banks or their holding companies, or insures against any risk of investment in the securities issued by such institutions.

The statutory requirements applicable to and regulatory supervision of banks, thrifts and their holding companies have increased significantly and have undergone substantial change in recent years. To a great extent, these changes are embodied in the Financial Institutions Reform, Recovery and Enforcement Act; enacted in August 1989, the Federal Deposit Insurance Corporation Improvement Act of 1991, the Resolution Trust Corporation Refinancing, Restructuring, and Improvement Act of

1991 and the regulations promulgated under these laws. Many of the regulations promulgated pursuant to these laws have only recently been finalized and their impact on the business, financial condition and prospects of the Securities in the Trust's portfolio cannot be predicted with certainty. The recently enacted Gramm-Leach-Bliley Act repealed most of the barriers set up by the 1933 Glass-Steagall Act which separated the banking, insurance and securities industries. Now banks, insurance companies and securities firms can merge to form one-stop financial conglomerates marketing a wide range of financial service products to investors. This legislation will likely result in increased merger activity and heightened competition among existing and new participants in the field. Efforts to expand the ability of federal thrifts to branch on an interstate basis have been initially successful through promulgation of regulations, and legislation to liberalize interstate banking has recently been signed into law. Under the legislation, banks will be able to purchase or establish subsidiary banks in any state, one year after the legislation's enactment. Since mid-1997, banks have been allowed to turn existing banks into branches. Consolidation is likely to continue. The Securities and Exchange Commission and the Financial Accounting Standards Board require the expanded use of market value accounting by banks and have imposed rules requiring market accounting for investment securities held in trading accounts or available for sale. Adoption of additional such rules may result in increased volatility in the reported health of the industry, and mandated regulatory intervention to correct such problems. Additional legislative and regulatory changes may be forthcoming. For example, the bank regulatory authorities have proposed substantial changes to the Community Reinvestment Act and fair lending laws, rules and regulations, and there can be no certainty as to the effect, if any, that such changes would have on the Securities in the Trust's portfolio. In addition, from time to time the deposit insurance system is reviewed by Congress and federal regulators, and proposed reforms of that system could, among other things, further restrict the ways in which deposited moneys can be used by banks or reduce the dollar amount or number of deposits insured for any depositor. Such reforms could reduce profitability as investment opportunities available to bank institutions become more limited and as consumers look for savings vehicles other than bank deposits. Banks and thrifts face significant competition from other financial institutions such as mutual funds, credit unions, mortgage banking companies and insurance companies, and increased competition may result from legislative broadening of regional and national interstate banking powers as has been recently enacted. Among other benefits, the legislation allows banks and bank holding companies to acquire across previously prohibited state lines and to consolidate their various bank subsidiaries into one unit. The Sponsor makes no prediction as to what, if any, manner of bank and thrift regulatory actions might ultimately be adopted or what ultimate effect such actions might have on the Trust's portfolio.

The Federal Bank Holding Company Act of 1956 generally prohibits a bank holding company from (1) acquiring, directly or indirectly, more than 5% of the outstanding shares of any class of voting securities of a bank or bank holding company, (2) acquiring control of a bank or another bank holding company, (3) acquiring all or substantially all the assets of a bank, or (4) merging or consolidating with another bank holding company, without first obtaining Federal Reserve Board ("FRB") approval. In considering an application with respect to any such transaction, the FRB is required to consider a variety of factors, including the potential anti-competitive effects of the transaction, the financial condition and future prospects of the combining and resulting institutions, the managerial resources of the resulting institution, the convenience and needs of the communities the combined organization would serve, the record of performance of each combining organization under the Community Reinvestment Act and the Equal Credit Opportunity Act, and the prospective availability to the FRB of information appropriate to determine ongoing regulatory compliance with applicable banking laws. In addition, the federal Change In Bank Control Act and various state laws impose limitations on the ability of one or more individuals or other entities to acquire control of banks or bank holding companies.

The FRB has issued a policy statement on the payment of cash dividends by bank holding companies. In the policy statement, the FRB expressed its view that a bank holding company experiencing earnings weaknesses should not pay cash dividends which exceed its net income or which could only be funded in ways that would weaken its financial health, such as by borrowing. The FRB also may impose limitations on the payment of dividends as a condition to its approval of certain applications, including applications for approval of mergers and acquisitions. The Sponsor makes no prediction as to the effect, if any, such laws will have on the Securities or whether such approvals, if necessary, will be obtained.

Companies involved in the insurance industry are engaged in underwriting, reinsuring, selling, distributing or placing of property and casualty, life or health insurance. Other growth areas within the insurance industry include brokerage, reciprocals, claims processors and multiline insurance companies. Insurance company profits are affected by interest rate levels, general economic conditions, and price and marketing competition. Property and casualty insurance profits may also be affected by weather catastrophes and other disasters. Life and health insurance profits may be affected by mortality and morbidity rates. Individual companies may be exposed to material risks including reserve inadequacy and the inability to collect from reinsurance carriers. Insurance companies are subject to extensive governmental regulation, including the imposition of maximum rate levels, which may not be adequate for some lines of business. Proposed or potential tax law changes may also adversely affect insurance companies' policy sales, tax obligations, and profitability. In addition to the foregoing, profit margins of these companies continue to shrink due to the commoditization of traditional businesses, new competitors, capital expenditures on new technology and the pressures to compete globally.

In addition to the normal risks of business, companies involved in the insurance industry are subject to significant risk factors, including those applicable to regulated insurance companies, such as: (i) the inherent uncertainty in the process of establishing property-liability loss reserves, particularly reserves for the cost of environmental, asbestos and mass tort claims, and the fact that ultimate losses could materially exceed established loss reserves which could have a material adverse effect on results of operations and financial condition; (ii) the fact that insurance companies have experienced, and can be expected in the future to experience, catastrophe losses which could have a material adverse impact on their financial condition, results of operations and cash flow; (iii) the inherent uncertainty in the process of establishing property-liability loss reserves due to changes in loss payment patterns caused by new claims settlement practices; (iv) the need for insurance companies and their subsidiaries to maintain appropriate levels of statutory capital and surplus, particularly in light of continuing scrutiny by rating organizations and state insurance regulatory authorities, and in order to maintain acceptable financial strength or claims-paying ability rating; (v) the extensive regulation and supervision to which insurance companies' subsidiaries are subject, various regulatory initiatives that may affect insurance companies, and regulatory and other legal actions; (vi) the adverse impact that increases in interest rates could have on the value of an insurance company's investment portfolio and on the attractiveness of certain of its products; (vii) the need to adjust the effective duration of the assets and liabilities of life insurance operations in order to meet the anticipated cash flow requirements of its policyholder obligations; and
(vii) the uncertainty involved in estimating the availability of reinsurance and the collectibility of reinsurance recoverables.

The state insurance regulatory framework has, during recent years, come under increased federal scrutiny, and certain state legislatures have considered or enacted laws that alter and, in many cases, increase state authority to regulate insurance companies and insurance holding company systems. Further, the National Association of Insurance Commissioners ("NAIC") and state insurance regulators are re-examining existing laws and regulations, specifically focusing on insurance companies, interpretations of existing laws and the development of new laws. In addition, Congress and certain federal agencies have investigated the condition of the insurance industry in the United States to determine whether to promulgate additional federal regulation. The Sponsor is unable to predict whether any state or federal legislation will be enacted to change the nature or scope of regulation of the insurance industry, or what effect, if any, such legislation would have on the industry.

All insurance companies are subject to state laws and regulations that require diversification of their investment portfolios and limit the amount of investments in certain investment categories. Failure to comply with these laws and regulations would cause non-conforming investments to be treated as non-admitted assets for purposes of measuring statutory surplus and, in some instances, would require divestiture.

Environmental pollution clean-up is the subject of both federal and state regulation. By some estimates, there are thousands of potential waste sites subject to clean up. The insurance industry is involved in extensive litigation regarding coverage issues. The Comprehensive Environmental Response Compensation and Liability Act of 1980 ("Superfund") and comparable state statutes ("mini-Superfund") govern the clean-up and restoration by "Potentially Responsible Parties" ("PRP's"). Superfund and the mini-Superfunds ("Environmental Clean-up Laws or "ECLs") establish a mechanism to pay for clean-up of waste sites if PRP's fail to do so, and to assign liability to PRP's. The extent of liability to be allocated to a PRP is dependent on a variety of factors. The extent of clean-up necessary and the assignment of liability has not been fully established. The insurance industry is disputing many such claims. Key coverage issues include whether Superfund response costs are considered damages under the policies, when and how coverage is triggered, applicability of pollution exclusions, the potential for joint and several liability and definition of an occurrence. Similar coverage issues exist for clean up and waste sites not covered under Superfund. To date, courts have been inconsistent in their rulings on these issues. An insurer's exposure to liability with regard to its insureds which have been, or may be, named as PRPs is uncertain. Superfund reform proposals have been introduced in Congress, but none have been enacted. There can be no assurance that any Superfund reform legislation will be enacted or that any such legislation will provide for a fair, effective and cost-efficient system for settlement of Superfund related claims.

While current federal income tax law permits the tax-deferred accumulation of earnings on the premiums paid by an annuity owner and holders of certain savings-oriented life insurance products, no assurance can be given that future tax law will continue to allow such tax deferrals. If such deferrals were not allowed, consumer demand for the affected products would be substantially reduced. In addition, proposals to lower the federal income tax rates through a form of flat tax or otherwise could have, if enacted, a negative impact on the demand for such products.

Companies engaged in investment banking/brokerage and investment management include brokerage firms, broker/dealers, investment banks, finance companies and mutual fund companies. Earnings and share prices of companies in this industry are quite volatile, and often exceed the volatility levels of the market as a whole. Recently, ongoing consolidation in the industry and the strong stock market has benefited stocks which investors believe will benefit from greater investor and issuer activity. Major determinants of future earnings of these companies are the direction of the stock market, investor confidence, equity transaction volume, the level and direction of long-term and short-term interest rates, and the outlook for emerging markets. Negative trends in any of these earnings determinants could have a serious adverse effect on the financial stability, as well as the stock prices, of these companies. Furthermore, there can be no assurance that the issuers of the Securities included in the Trust will be able to respond in a timely manner to compete in the rapidly developing marketplace. In addition to the foregoing, profit margins of these companies continue to shrink due to the commoditization of traditional businesses, new competitors, capital expenditures on new technology and the pressures to compete globally.

                      Internet FlexPortfolio Series

                                FT Series

PROSPECTUS                                     NOTE: THIS PART THREE PROSPECTUS
Part Three                                                MAY ONLY BE USED WITH
Dated June 28, 2002                                       PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which the Trust is named. The objective of each Trust is to provide the potential for above-average total return through capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                          FIRST TRUST (R)

                          1-800-621-9533

                       Portfolios

Objectives.

The objective of each Trust is to provide investors with the potential for above-average capital appreciation through an investment in a diversified portfolio of common stocks of companies in the industry sector or investment focus for which the Trust is named. A diversified portfolio helps to offset the risks normally associated with such an investment, although it does not eliminate them entirely. The companies selected for the Trusts have been researched and evaluated using database screening techniques, fundamental analysis, and the judgment of the Sponsor's research analysts.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in a Trust.

                      Risk Factors

Technology Industry. Because more than 25% of each Trust is invested in common stocks of companies which are involved in different areas of the technology industry, each Trust is considered to be concentrated in the technology industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. Technology companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Technology company stocks, especially those which are Internet-related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Also, the stocks of many Internet companies have exceptionally high price-to-earnings ratios with little or no earnings histories.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. You may have to pay any remaining Sponsor retention on any Units acquired pursuant to this distribution reinvestment option. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                      Internet FlexPortfolio Series
                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                       First Trust Portfolios L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                           JPMorgan Chase Bank

                   4 Chase MetroTech Center, 3rd floor
                        Brooklyn, New York 11245
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

                      Internet FlexPortfolio Series

                              The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated June 28, 2002. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
   Foreign Issuers                                             1
Concentration
   Technology                                                  2

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Foreign Issuers. Since certain of the Securities included in the Trusts may consist of securities of foreign issuers, an investment in the Trusts involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trusts, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trusts.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the United States dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities. See "Exchange Rate" below.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trusts are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trusts of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trusts. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of the Trusts to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trusts relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by a Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by the Trusts will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trusts will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Concentration

Technology. An investment in Units of the Internet FlexPortfolio Series should be made with an understanding of the characteristics of the technology industry and the risks which such an investment may entail.

Technology companies generally include companies involved in the development, design, manufacture and sale of computers and peripherals, software and services, data networking/communications equipment, internet access/information providers, semiconductors and semiconductor equipment and other related products, systems and services. The market for these products, especially those specifically related to the Internet, is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities in such Trusts depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities in such Trusts will be able to respond in a timely manner to compete in the rapidly developing marketplace.

Based on trading history of common stock, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of high-technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the Securities in such Trusts and therefore the ability of a Unit holder to redeem Units at a price equal to or greater than the original price paid for such Units.

Some key components of certain products of technology issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of, any key components. Additionally, many technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technologies of technology companies are incorporated into other related products, such companies are often highly dependent on the performance of the personal computer, electronics and telecommunications industries. There can be no assurance that these customers will place additional orders, or that an issuer of Securities in such Trusts will obtain orders of similar magnitude as past orders from other customers. Similarly, the success of certain technology companies is tied to a relatively small concentration of products or technologies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the Securities in such Trusts.

Many technology companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology. In addition, due to the increasing public use of the Internet, it is possible that other laws and regulations may be adopted to address issues such as privacy, pricing, characteristics, and quality of Internet products and services. The adoption of any such laws could have a material adverse impact on the Securities in such Trusts.

Like many areas of technology, the semiconductor business environment is highly competitive, notoriously cyclical and subject to rapid and often unanticipated change. Recent industry downturns have resulted, in part, from weak pricing, persistent overcapacity, slowdown in Asian demand and a shift in retail personal computer sales toward the low end, or "sub- $1,000" segment. Industry growth is dependent upon several factors, including: the rate of global economic expansion; demand for products such as personal computers and networking and communications equipment; excess productive capacity and the resultant effect on pricing; and the rate of growth in the market for low-priced personal computers.

                   Pharmaceutical FlexPortfolio Series

                                FT Series

PROSPECTUS                                     NOTE: THIS PART THREE PROSPECTUS
Part Three                                                MAY ONLY BE USED WITH
Dated June 28, 2002                                       PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which the Trust is named. The objective of each Trust is to provide the potential for above-average total return through capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)

                             1-800-621-9533

                       Portfolios

Objectives.

The objective of each Trust is to provide investors with the potential for above-average capital appreciation through an investment in a diversified portfolio of common stocks of companies in the industry sector or investment focus for which the Trust is named. A diversified portfolio helps to offset the risks normally associated with such an investment, although it does not eliminate them entirely. The companies selected for the Trusts have been researched and evaluated using database screening techniques, fundamental analysis, and the judgment of the Sponsor's research analysts.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in a Trust.

                      Risk Factors

Pharmaceutical Industry. Because more than 25% of each Trust is invested in common stocks of companies involved in drug development and production, each Trust is considered to be concentrated in the pharmaceutical industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. Pharmaceutical companies are subject to changing government regulation, including price controls, national health insurance, managed care regulation, and tax incentives or penalties related to medical insurance premiums, which could have a negative effect on the price and availability of their products and services. In addition, such companies face increasing competition from generic drug sales, the termination of their patent protection for certain drugs, and technological advances which render their products or services obsolete. The research and development costs required to bring a drug to market are substantial and may include a lengthy review by the government, with no guarantee that the product will ever go to market or show a profit. Many of these companies may not offer certain drugs or products for several years, and as a result, may have significant losses of revenue and earnings.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. You may have to pay any remaining Sponsor retention on any Units acquired pursuant to this distribution reinvestment option. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                   Pharmaceutical FlexPortfolio Series
                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                       First Trust Portfolios L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                           JPMorgan Chase Bank

                   4 Chase MetroTech Center, 3rd floor
                        Brooklyn, New York 11245
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

                   Pharmaceutical FlexPortfolio Series

                              The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated June 28, 2002. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
   Foreign Issuers                                             1
Concentration
   Pharmaceutical                                              2

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Foreign Issuers. Since certain of the Securities included in the Trusts may consist of securities of foreign issuers, an investment in the Trusts involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers

Page 1

are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trusts, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trusts.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the United States dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities. See "Exchange Rate" below.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trusts are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trusts of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trusts. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of the Trusts to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trusts relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by a Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by the Trusts will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trusts will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Concentration

Pharmaceutical. An investment in Units of the Pharmaceutical
FlexPortfolio Series should be made with an understanding of the characteristics of the pharmaceutical and medical industries and the risks which such an investment may entail.

Pharmaceutical companies are companies involved in drug development and production services. Such companies have potential risks unique to their sector of the healthcare field. Such companies are subject to governmental regulation of their products and services, a factor which could have a significant and possibly unfavorable effect on the price and availability of such products or services. Furthermore, such companies face the risk of increasing competition from generic drug sales, the termination of their patent protection for drug products and the risk that technological advances will render their products or services obsolete. The research and development costs of bringing a drug to market are substantial and include lengthy governmental review processes, with no guarantee that the product will ever come to market. Many of these companies may have losses and not offer certain products for several years. Such companies may also have persistent losses during a new product's transition from development to production, and revenue patterns may be erratic.

The medical sector has historically provided investors with significant growth opportunities. One of the industries included in the sector is pharmaceutical companies. Such companies develop, manufacture and sell prescription and over-the-counter drugs. In addition, they are well known for the vast amounts of money they spend on world-class research and development. In short, such companies work to improve the quality of life for millions of people and are vital to the nation's health and well-being.

As the population of the United States ages, the companies involved in the pharmaceutical field will continue to search for and develop new drugs through advanced technologies and diagnostics. On a worldwide basis, such companies are involved in the development and distributions of drugs and vaccines. These activities may make the pharmaceutical sector very attractive for investors seeking the potential for growth in their investment portfolio. However, there are no assurances that the Trust's objectives will be met.

Legislative proposals concerning healthcare are considered from time to time. These proposals span a wide range of topics, including cost and price controls (which might include a freeze on the prices of prescription drugs), national health insurance, incentives for competition in the provision of healthcare services, tax incentives and

Page 2

penalties related to healthcare insurance premiums and promotion of pre-paid healthcare plans. The Sponsor is unable to predict the effect of any of these proposals, if enacted, on the issuers of Securities in the Trust.

Page 3


                     Technology FlexPortfolio Series

                                FT Series

PROSPECTUS                                     NOTE: THIS PART THREE PROSPECTUS
Part Three                                                MAY ONLY BE USED WITH
Dated June 28, 2002                                       PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which the Trust is named. The objective of each Trust is to provide the potential for above-average total return through capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)

                             1-800-621-9533

                       Portfolios

Objectives.

The objective of each Trust is to provide investors with the potential for above-average capital appreciation through an investment in a diversified portfolio of common stocks of companies in the industry sector or investment focus for which the Trust is named. A diversified portfolio helps to offset the risks normally associated with such an investment, although it does not eliminate them entirely. The companies selected for the Trusts have been researched and evaluated using database screening techniques, fundamental analysis, and the judgment of the Sponsor's research analysts.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in a Trust.

                      Risk Factors

Technology Industry. Because more than 25% of each Trust is invested in common stocks of companies which are involved in different areas of the technology industry, each Trust is considered to be concentrated in the technology industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. Technology companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Technology company stocks, especially those which are Internet-related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Also, the stocks of many Internet companies have exceptionally high price-to-earnings ratios with little or no earnings histories.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. You may have to pay any remaining Sponsor retention on any Units acquired pursuant to this distribution reinvestment option. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                     Technology FlexPortfolio Series
                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                       First Trust Portfolios L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                           JPMorgan Chase Bank

                   4 Chase MetroTech Center, 3rd floor
                        Brooklyn, New York 11245
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

                     Technology FlexPortfolio Series

                              The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated June 28, 2002. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
   Foreign Issuers                                             1
Concentration
   Technology                                                  2

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Foreign Issuers. Since certain of the Securities included in the Trusts may consist of securities of foreign issuers, an investment in the Trusts involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trusts, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trusts.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the United States dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities. See "Exchange Rate" below.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trusts are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trusts of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trusts. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of the Trusts to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trusts relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by a Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by the Trusts will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trusts will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Concentration

Technology. An investment in Units of the Technology FlexPortfolio
Series should be made with an understanding of the characteristics of the technology industry and the risks which such an investment may entail.

Technology companies generally include companies involved in the development, design, manufacture and sale of computers and peripherals, software and services, data networking/communications equipment, internet access/information providers, semiconductors and semiconductor equipment and other related products, systems and services. The market for these products, especially those specifically related to the Internet, is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities in such Trusts depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities in such Trusts will be able to respond in a timely manner to compete in the rapidly developing marketplace.

Based on trading history of common stock, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of high-technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the Securities in such Trusts and therefore the ability of a Unit holder to redeem Units at a price equal to or greater than the original price paid for such Units.

Some key components of certain products of technology issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of, any key components. Additionally, many technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technologies of technology companies are incorporated into other related products, such companies are often highly dependent on the performance of the personal computer, electronics and telecommunications industries. There can be no assurance that these customers will place additional orders, or that an issuer of Securities in such Trusts will obtain orders of similar magnitude as past orders from other customers. Similarly, the success of certain technology companies is tied to a relatively small concentration of products or technologies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the Securities in such Trusts.

Many technology companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology. In addition, due to the increasing public use of the Internet, it is possible that other laws and regulations may be adopted to address issues such as privacy, pricing, characteristics, and quality of Internet products and services. The adoption of any such laws could have a material adverse impact on the Securities in such Trusts.

Like many areas of technology, the semiconductor business environment is highly competitive, notoriously cyclical and subject to rapid and often unanticipated change. Recent industry downturns have resulted, in part, from weak pricing, persistent overcapacity, slowdown in Asian demand and a shift in retail personal computer sales toward the low end, or "sub- $1,000" segment. Industry growth is dependent upon several factors, including: the rate of global economic expansion; demand for products such as personal computers and networking and communications equipment; excess productive capacity and the resultant effect on pricing; and the rate of growth in the market for low-priced personal computers.

              CONTENTS OF POST-EFFECTIVE AMENDMENT
                    OF REGISTRATION STATEMENT


     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

                          The facing sheet

                          The prospectus

                          The signatures

                          The Consent of Independent Auditors




                               S-1
                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, FT 336 AMERICA'S LEADING BRANDS FLEXPORTFOLIO SERIES, ENERGY FLEXPORTFOLIO SERIES, FINANCIAL SERVICES FLEXPORTFOLIO SERIES, INTERNET FLEXPORTFOLIO SERIES, PHARMACEUTICAL FLEXPORTFOLIO SERIES, and TECHNOLOGY FLEXPORTFOLIO SERIES, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the Village of Lisle and State of Illinois on June 28, 2002.

                              FT 336
                              AMERICA'S LEADING BRANDS
                                FLEXPORTFOLIO SERIES
                              ENERGY FLEXPORTFOLIO SERIES
                              FINANCIAL SERVICES FLEXPORTFOLIO
                                SERIES
                              INTERNET FLEXPORTFOLIO SERIES
                              PHARMACEUTICAL FLEXPORTFOLIO
                                SERIES
                              TECHNOLOGY FLEXPORTFOLIO SERIES
                                    (Registrant)
                              By  FIRST TRUST PORTOFLIOS L.P.
                                    (Depositor)


                              By  Robert M. Porcellino
                                  Senior Vice President


                           S-2

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following person in the capacity and on the date indicated:

       NAME                  TITLE*                 DATE

David J. Allen               Director           )
                             of The Charger     )
                             Corporation, the   )  June 28, 2002
                             General Partner of )
                             First Trust        )
                             Portfolios L.P.    )

Judith M. Van Kampen         Director           )
                             of The Charger     )  Robert M. Porcellino
                             Corporation, the   )  Attorney-in-Fact**
                             General Partner of )
                             First Trust        )
                             Portfolios L.P.    )

Karla M. Van Kampen-Pierre   Director           )
                             of The Charger     )
                             Corporation, the   )
                             General Partner of )
                             First Trust        )
                             Portfolios L.P.    )

David G. Wisen               Director           )
                             of The Charger     )
                             Corporation, the   )
                             General Partner of )
                             First Trust        )
                             Portfolios L.P.    )




       * The title of the person named herein represents his capacity in and relationship to First Trust Portfolios
       L.P., Depositor.

       ** An executed copy of the related power of attorney was filed with the Securities and Exchange Commission in connection with the Amendment No. 1 to Form S-6 of FT 597 (File No. 333-76518) and the same is hereby incorporated herein by this reference.




                               S-3
                  INDEPENDENT AUDITORS' CONSENT


We consent to the use in this Post-Effective Amendment to this Registration Statement of FT Series of our reports dated June 14, 2002 appearing in the Prospectus, which is a part of such Registration Statement, and to the reference to us under the heading "Experts" in such Prospectus.




Deloitte & Touche LLP



Chicago, Illinois
June 26, 2002